                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-3178

                          RIVERSOURCE BOND SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 7/31

Date of reporting period: 10/31

                               PORTFOLIO HOLDINGS

                                      FOR

                           RIVERSOURCE CORE BOND FUND

                                AT OCT. 31, 2007

INVESTMENTS IN SECURITIES

OCT. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

BONDS (101.1%)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (15.9%)
Federal Farm Credit Bank
  10-10-08                           4.25%          $660,000                $658,720
  10-17-12                           4.50          1,060,000               1,053,572
Federal Home Loan Bank
  02-08-08                           4.63          1,350,000               1,349,696
  09-12-08                           4.25          2,215,000               2,209,744
  10-10-12                           4.63          1,825,000               1,814,579
Federal Home Loan Mtge Corp
  06-15-08                           3.88          1,420,000               1,414,902
  03-15-09                           5.75            170,000                 172,984
  07-12-10                           4.13          2,371,000               2,355,306
  03-15-31                           6.75          1,990,000               2,392,105
  04-16-37                           6.00          3,615,000               3,583,672
Federal Natl Mtge Assn
  01-15-08                           3.25          1,750,000               1,744,978
  06-15-08                           5.25            525,000                 527,489
  05-18-12                           4.88          4,865,000               4,898,374
  11-19-12                           4.75          4,030,000               4,043,662
  07-15-37                           5.63          1,595,000               1,689,456
U.S. Treasury
  08-31-09                           4.00            785,000                 785,856
  09-30-09                           4.00          4,070,000               4,075,739
  10-31-12                           3.88          3,155,000(b)            3,114,578
  08-15-17                           4.75          2,600,000               2,657,281
  02-15-26                           6.00          4,345,000               4,975,025
U.S. Treasury Inflation-Indexed Bond
  01-15-14                           2.00          4,990,794(e)            4,986,586
                                                                     ---------------
Total                                                                     50,504,304
------------------------------------------------------------------------------------

ASSET-BACKED (3.1%)
AmeriCredit Auto Receivables Trust
 Series 2007-DF Cl A3A (FSA)
  07-06-12                           5.49            700,000(j)              702,588
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
  04-20-11                           6.15            400,000(d)              402,640
Capital One Multi-Asset Execution Trust
 Series 2007-A7 Cl A7
  07-15-20                           5.75            300,000                 303,441
Citibank Credit Card Issuance Trust
 Series 2007-A8 Cl A8
  09-20-19                           5.65            875,000                 873,976

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
ASSET-BACKED (CONT.)
College Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-1 Cl AIO
  07-25-08                           5.62%        $1,025,000(h)              $71,910
Countrywide Asset-backed Ctfs
 Series 2005-10 Cl AF6
  02-25-36                           4.92             95,000                  90,473
Countrywide Asset-backed Ctfs
 Series 2006-15 Cl A3
  10-25-46                           5.69            575,000                 558,335
Countrywide Asset-backed Ctfs
 Series 2006-4 Cl 1A1M
  07-25-36                           5.13            141,050(i)              135,529
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
  10-25-37                           5.03            750,000(i)              738,398
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
  06-20-31                           5.78            700,000(d,j)            705,435
Franklin Auto Trust
 Series 2004-1 Cl A3 (MBIA)
  03-15-12                           4.15             70,168(j)               69,884
Hertz Vehicle Financing LLC
 Series 2004-1A Cl A3 (MBIA)
  05-25-09                           2.85            200,000(d,j)            199,005
Keycorp Student Loan Trust
 Series 2003-A Cl 2A2 (MBIA)
  10-25-25                           5.39          1,118,917(i,j)          1,112,099
Master Asset Backed Securities Trust
 Series 2006-HE1 Cl A2
  01-25-36                           5.01            900,000(i)              896,203
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
  08-25-11                           5.88            650,000(h)              132,750
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
  01-25-12                           5.88          1,100,000(h)              278,476

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
ASSET-BACKED (CONT.)
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-2 Cl AIO
  07-25-12                           5.90%          $550,000(h)             $151,410
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
  02-25-36                           5.57            275,000                 273,312
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M4
  06-25-37                           6.31            120,000                  81,924
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M5
  06-25-37                           6.66             80,000                  52,217
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M6
  06-25-37                           7.01            115,000                  50,035
Residential Asset Securities
 Series 2006-KS1 Cl A2
  02-25-36                           5.01            605,000(i)              600,746
Residential Asset Securities
 Series 2007-KS3 Cl AI2
  04-25-37                           5.05          1,050,000(i)            1,030,617
SBA CMBS Trust
 Series 2006-1A Cl B
  11-15-36                           5.45            300,000(d)              300,354
                                                                     ---------------
Total                                                                      9,811,757
------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (14.1%)(f)
Banc of America Commercial Mtge
 Series 2005-1 Cl A4
  11-10-42                           5.02            225,000                 223,256
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
  01-15-49                           5.45          1,150,000               1,141,336
Bear Stearns Commercial Mtge Securities
 Series 2003-T10 Cl A1
  03-13-40                           4.00            285,912                 279,602
Bear Stearns Commercial Mtge Securities
 Series 2004-PWR5 Cl A3
  07-11-42                           4.57            325,000                 318,211
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A4
  01-12-45                           5.47            475,000                 469,823

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE CORE BOND FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
CDC Commercial Mtge Trust
Series 2002-FX1 Cl A2
  11-15-30                           5.68%          $750,000                $762,321
Citigroup Commercial Mtge Trust
 Series 2005-EMG Cl A1
  09-20-51                           4.15            146,399(d)              145,133
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
  10-15-49                           5.43            300,000                 294,857
Citigroup Commercial Mtge Trust
 Series 2007-C6 Cl A4
  12-10-49                           5.70          1,250,000               1,257,835
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
  07-15-44                           5.23            175,000                 173,243
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
  02-05-19                           5.43            150,000(d,i)            150,558
Commercial Mtge Pass-Through Ctfs
 Series 2007-C9 Cl A4
  12-10-49                           6.01          1,350,000               1,370,327
Commercial Mtge Pass-Through Ctfs
 Series 2007-FL14 Cl MKL1
  06-15-22                           5.89            875,000(d,i)            871,685
Credit Suisse Mtge Capital Ctfs
 Series 2006-C2 Cl A3
  03-15-39                           5.66            375,000                 377,551
Credit Suisse Mtge Capital Ctfs
 Series 2007-C3 Cl A4
  06-15-39                           5.72            650,000                 654,591
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
  03-15-35                           4.60            275,000                 265,286
Federal Natl Mtge Assn #386558
  10-01-10                           4.85            473,231                 472,374
Federal Natl Mtge Assn #725217
  02-01-14                           4.72          1,167,557               1,145,913
Federal Natl Mtge Assn #735029
  09-01-13                           5.32            361,690                 363,785
GE Capital Commercial Mtge
 Series 2005-C1 Cl A5
  06-10-48                           4.77            400,000                 380,652
General Electric Capital Assurance
 Series 2003-1 Cl A3
  05-12-35                           4.77            619,856(d)              616,981
General Electric Capital Assurance
 Series 2003-1 Cl A4
  05-12-35                           5.25            300,000(d)              298,073
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
  06-10-36                           4.88            150,000                 148,817
Greenwich Capital Commercial Funding
 Series 2007-GG9 Cl A4
  03-10-39                           5.44          4,350,000               4,282,923
GS Mtge Securities II
 Series 2004-GG2 Cl A4
  08-10-38                           4.96            250,000                 248,739
GS Mtge Securities II
 Series 2006-GG6 Cl A4
  04-10-38                           5.55            375,000                 374,097
GS Mtge Securities II
 Series 2007-EOP Cl J
  03-06-20                           5.97            650,000(d,i)            636,096

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
GS Mtge Securities II
 Series 2007-GG10 Cl A4
  08-10-45                           5.99%        $1,250,000              $1,267,112
GS Mtge Securities II
 Series 2007-GG10 Cl F
  08-10-45                           5.99            375,000                 342,656
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
  10-15-37                           4.13            175,399                 171,222
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
  03-12-39                           3.97            156,905                 154,171
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
  03-12-39                           4.77            525,000                 509,965
JPMorgan Chase Commercial Mtge Securities
 Series 2004-C2 Cl A2
  05-15-41                           5.25            325,000                 324,138
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
  01-12-37                           4.18            150,000                 147,507
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
  07-15-41                           4.48            667,022                 654,556
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP5 Cl A4
  12-15-44                           5.34          1,400,000               1,369,509
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl A4
  04-15-43                           5.48            750,000                 743,007
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
  04-15-43                           5.49            750,000                 747,300
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
  02-12-51                           5.79            600,000                 604,138
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
  02-12-51                           6.20            475,000(d)              453,420
JPMorgan Chase Commercial Mtge Securities
 Series 2007-LDPX Cl A3
  01-15-49                           5.42          1,700,000               1,666,286
LB-UBS Commercial Mtge Trust
 Series 2002-C4 Cl A4
  09-15-26                           4.56            200,000                 197,257
LB-UBS Commercial Mtge Trust
 Series 2002-C4 Cl A5
  09-15-31                           4.85            500,000                 489,756
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
  03-15-29                           3.97            225,000                 216,720
LB-UBS Commercial Mtge Trust
 Series 2005-C5 Cl AAB
  09-15-30                           4.93          1,200,000               1,191,420
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
  06-15-32                           5.86            975,000                 991,897
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
  09-15-39                           5.37            550,000                 539,333
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
  02-15-40                           5.42            375,000                 368,309

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
LB-UBS Commercial Mtge Trust
 Series 2007-C6 Cl A4
  07-15-40                           5.86%          $700,000                $709,073
Merrill Lynch Mtge Trust
 Series 2005-CKI1 Cl A1
  11-12-37                           5.08          1,200,710               1,202,211
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
  06-13-41                           4.34          1,325,000               1,312,049
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
  04-14-40                           4.59            250,000                 246,153
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
  08-12-41                           5.97            250,000                 253,866
Morgan Stanley Capital I
 Series 2007-IQ15 Cl A4
  06-11-49                           6.08            600,000                 618,726
TIAA Retail Commercial Trust
 Series 2007-C4 Cl A3
  08-15-39                           6.10            975,000                 996,449
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
  10-15-35                           5.08          1,100,000(d)            1,079,211
Wachovia Bank Commercial Mtge Trust
 Series 2005-C18 Cl A4
  04-15-42                           4.94          1,500,000               1,437,943
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
  07-15-42                           5.09            300,000                 296,781
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl A3
  03-15-45                           5.56          1,400,000               1,392,580
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl APB
  03-15-45                           5.58            300,000                 300,149
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl A3
  07-15-45                           5.77          1,225,000               1,232,695
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
  07-15-45                           5.73            400,000                 402,642
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
  11-15-48                           5.31            900,000                 877,331
Wachovia Bank Commercial Mtge Trust
 Series 2007-C31 Cl A4
  04-15-47                           5.51          1,775,000               1,750,395
                                                                     ---------------
Total                                                                     44,981,998
------------------------------------------------------------------------------------

MORTGAGE-BACKED (46.8%)(f)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A1
  03-25-36                           5.69            441,420(g)              444,758
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2006-1 Cl 2A1
  03-25-36                           5.93            536,506(g)              537,026
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
  03-25-37                           6.19            535,098(g)              545,518

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE CORE BOND FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
American Home Mtge Assets
Collateralized Mtge Obligation
Series 2007-2 Cl A2A
  03-25-47                           5.04%          $875,701(g)             $811,220
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 1A1
  01-25-34                           6.00            101,157                  99,688
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 4A1
  01-25-19                           4.75            175,630                 170,142
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
  01-25-37                           6.00          1,369,066               1,357,163
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-2 Cl N1
  11-25-46                           7.25             55,636(d)               51,881
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-A Cl 3A2
  02-20-36                           5.88            428,372(g)              429,409
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2007-8 Cl 1A1
  10-25-37                           6.00          1,998,395               1,952,495
Banc of America Mtge Securities
 Collateralized Mtge Obligation
 Series 2005-9 Cl 3A3
  10-25-20                           5.00          2,504,287               2,438,100
Banc of America Mtge Securities
 Collateralized Mtge Obligation
 Series 2007-3 Cl 1A2
  09-25-37                           6.00            743,192                 736,654
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-8 Cl A4
  08-25-35                           5.10            450,000(d,g)            431,050
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-5 Cl 3A1
  08-25-47                           5.99          1,492,391(g)            1,492,858
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-50CB Cl 2A1
  11-25-35                           6.00          1,009,043                 999,694
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
  05-25-37                           7.73            462,649(h)               76,809
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11T1 Cl A1
  07-25-18                           4.75            138,330                 134,007
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-20CB Cl 1A1
  10-25-33                           5.50          2,146,368               2,084,931

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 2A3
  11-25-35                           5.50%          $295,875                $299,059
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 3A7
  11-25-35                           5.50            298,846                 302,060
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-64CB Cl 1A1
  12-25-35                           5.50            615,640                 617,221
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
  04-25-35                           7.50            253,346                 263,755
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-85CB Cl 2A2
  02-25-36                           5.50            225,132                 225,163
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
  05-25-36                           6.00            734,662                 740,435
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
  03-25-36                           6.00            612,306                 600,486
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-31CB Cl A16
  11-25-36                           6.00          1,185,000               1,205,524
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-43CB Cl 1A4
  02-25-37                           6.00            926,022                 935,856
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-45T1 Cl 2A5
  02-25-37                           6.00          1,528,189               1,531,828
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-22 Cl 2A16
  09-25-37                           6.50          1,966,515               1,975,453
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-25 Cl 1A1
  11-25-37                           6.50          1,990,272               1,978,454
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OA9 Cl A2
  06-25-47                           5.22          1,017,705(i)              973,651
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
  09-25-47                           5.37          1,716,477(i)            1,587,041
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-27 Cl 2A1
  12-25-35                           5.50          1,759,473               1,708,988

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
  06-25-35                           7.00%          $308,935(d)             $326,746
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
  03-20-36                           5.36            616,858(g)              614,421
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-17 Cl 2A1
  10-25-37                           6.50          2,455,346               2,469,925
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-HY3 Cl 4A1
  06-25-47                           6.00          1,121,626(g)            1,117,771
Deutsche Bank Alternate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-AR3 Cl 2A1
  06-25-37                           4.98            419,953(g)              419,381
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR5 Cl X1
  08-19-45                           4.58          2,096,086(h)               17,686
Federal Home Loan Mtge Corp
  11-01-37                           6.00          1,785,000(b)            1,796,156
  11-01-37                           6.50          3,000,000(b)            3,072,186
Federal Home Loan Mtge Corp #1J0283
  02-01-37                           5.83            810,087(g)              818,167
Federal Home Loan Mtge Corp #1J1445
  01-01-37                           5.90          1,188,593(g)            1,199,277
Federal Home Loan Mtge Corp #A12692
  10-01-32                           6.00             93,538                  94,706
Federal Home Loan Mtge Corp #A13854
  09-01-33                           6.00            131,178                 132,726
Federal Home Loan Mtge Corp #B10254
  10-01-18                           5.50            420,102                 421,935
Federal Home Loan Mtge Corp #B12280
  02-01-19                           5.50            224,449                 225,429
Federal Home Loan Mtge Corp #C59161
  10-01-31                           6.00            131,090                 132,632
Federal Home Loan Mtge Corp #C77372
  03-01-33                           6.00            258,929                 262,241
Federal Home Loan Mtge Corp #C90613
  01-01-23                           5.00            143,374                 139,829
Federal Home Loan Mtge Corp #C90683
  06-01-23                           5.00            147,333                 143,690
Federal Home Loan Mtge Corp #C90767
  12-01-23                           6.00            122,708                 124,465
Federal Home Loan Mtge Corp #E74288
  12-01-13                           6.00            141,214                 143,705
Federal Home Loan Mtge Corp #E98725
  08-01-18                           5.00            181,294                 179,303
Federal Home Loan Mtge Corp #G01410
  04-01-32                           7.00            293,509                 306,109
Federal Home Loan Mtge Corp #G02757
  06-01-36                           5.00          2,107,924               2,025,158
Federal Home Loan Mtge Corp #G03419
  07-01-37                           6.00          2,000,000               2,012,992
Federal Home Loan Mtge Corp #H01724
  09-01-37                           6.00          1,992,339               1,991,717

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 3 RIVERSOURCE CORE BOND FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 2795 Cl IY
  07-15-17                           9.58%          $392,394(h)              $36,727
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 237 Cl IO
  05-15-36                           8.64            310,943(h)               77,930
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2718 Cl IA
  10-15-22                          23.46             71,442(h)                1,276
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2817 Cl SA
  06-15-32                          14.50            579,954(h)               34,287
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2576 Cl KJ
  02-15-33                           5.50            164,597                 165,469
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2641 Cl KC
  01-15-18                           6.50            164,189                 169,059
Federal Natl Mtge Assn
  11-01-22                           6.00          2,275,000(b)            2,314,103
  11-01-37                           6.00          3,300,000(b)            3,323,720
  11-01-37                           7.00          4,000,000(b)            4,148,760
Federal Natl Mtge Assn #252440
  05-01-29                           7.00            206,276                 216,128
Federal Natl Mtge Assn #254587
  12-01-22                           5.50            566,689                 564,598
Federal Natl Mtge Assn #254916
  09-01-23                           5.50            431,633                 429,915
Federal Natl Mtge Assn #255788
  06-01-15                           5.50            601,490                 609,370
Federal Natl Mtge Assn #256135
  02-01-36                           5.50          3,775,296               3,682,559
Federal Natl Mtge Assn #323715
  05-01-29                           6.00            437,739                 444,103
Federal Natl Mtge Assn #493945
  04-01-29                           6.50             92,026                  94,910
Federal Natl Mtge Assn #518159
  09-01-14                           7.00            366,620                 380,583
Federal Natl Mtge Assn #545216
  03-01-09                           5.89            102,735                 103,028
Federal Natl Mtge Assn #545868
  08-01-32                           7.00             96,622                 101,415
Federal Natl Mtge Assn #555340
  04-01-33                           5.50            274,666                 271,722
Federal Natl Mtge Assn #555528
  04-01-33                           6.00          1,527,369               1,545,582
Federal Natl Mtge Assn #555734
  07-01-23                           5.00             92,231                  89,717
Federal Natl Mtge Assn #555740
  08-01-18                           4.50            160,272                 155,795
Federal Natl Mtge Assn #555794
  09-01-28                           7.50             83,242                  88,366

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #582154
  05-01-31                           6.50%          $123,339                $127,073
Federal Natl Mtge Assn #597374
  09-01-31                           7.00            106,976                 112,696
Federal Natl Mtge Assn #611831
  02-01-31                           7.50             39,254                  41,640
Federal Natl Mtge Assn #615135
  11-01-16                           6.00            266,360                 271,519
Federal Natl Mtge Assn #646147
  06-01-32                           7.00            668,264                 703,599
Federal Natl Mtge Assn #650009
  09-01-31                           7.50             97,658                 103,595
Federal Natl Mtge Assn #654208
  10-01-32                           6.50            231,936                 238,723
Federal Natl Mtge Assn #661815
  10-01-32                           6.00            146,399                 148,440
Federal Natl Mtge Assn #662061
  09-01-32                           6.50            959,801                 987,888
Federal Natl Mtge Assn #667604
  10-01-32                           5.50            271,962                 268,824
Federal Natl Mtge Assn #677089
  01-01-33                           5.50            619,363                 612,217
Federal Natl Mtge Assn #678028
  09-01-17                           6.00            140,656                 143,385
Federal Natl Mtge Assn #681080
  02-01-18                           5.00          1,010,977                 998,722
Federal Natl Mtge Assn #681166
  04-01-32                           6.50            407,921                 420,269
Federal Natl Mtge Assn #683100
  02-01-18                           5.50            183,403                 184,461
Federal Natl Mtge Assn #683116
  02-01-33                           6.00            255,614                 258,662
Federal Natl Mtge Assn #689026
  05-01-33                           5.50          1,111,357               1,098,912
Federal Natl Mtge Assn #689093
  07-01-28                           5.50            122,923                 121,789
Federal Natl Mtge Assn #704005
  05-01-33                           5.50          1,086,630               1,073,850
Federal Natl Mtge Assn #705655
  05-01-33                           5.00            481,647                 463,564
Federal Natl Mtge Assn #709093
  06-01-33                           6.00            169,548                 171,420
Federal Natl Mtge Assn #709901
  06-01-18                           5.00            509,987                 504,168
Federal Natl Mtge Assn #711503
  06-01-33                           5.50            129,132                 128,103
Federal Natl Mtge Assn #712057
  07-01-18                           4.50             78,092                  75,754
Federal Natl Mtge Assn #720378
  06-01-18                           4.50            164,766                 159,833
Federal Natl Mtge Assn #725232
  03-01-34                           5.00          1,114,036               1,072,210
Federal Natl Mtge Assn #725424
  04-01-34                           5.50          1,798,924               1,777,766
Federal Natl Mtge Assn #725425
  04-01-34                           5.50          3,050,115               3,014,570
Federal Natl Mtge Assn #725431
  08-01-15                           5.50            142,420                 143,234
Federal Natl Mtge Assn #725684
  05-01-18                           6.00            315,247                 321,650
Federal Natl Mtge Assn #725719
  07-01-33                           4.85            247,768(g)              245,929

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #725773
  09-01-34                           5.50%        $1,724,222              $1,702,761
Federal Natl Mtge Assn #726940
  08-01-23                           5.50             77,315                  76,977
Federal Natl Mtge Assn #735212
  12-01-34                           5.00          1,799,402               1,731,318
Federal Natl Mtge Assn #735224
  02-01-35                           5.50          4,128,534               4,079,976
Federal Natl Mtge Assn #735841
  11-01-19                           4.50          1,801,848               1,746,037
Federal Natl Mtge Assn #743347
  10-01-33                           6.00             98,717                 100,074
Federal Natl Mtge Assn #743579
  11-01-33                           5.50            300,666                 297,130
Federal Natl Mtge Assn #745355
  03-01-36                           5.00          4,793,256               4,605,243
Federal Natl Mtge Assn #745392
  12-01-20                           4.50            984,351                 953,862
Federal Natl Mtge Assn #745563
  08-01-34                           5.50          1,470,537               1,453,241
Federal Natl Mtge Assn #753074
  12-01-28                           5.50            196,440                 194,627
Federal Natl Mtge Assn #757581
  01-01-19                           5.50            949,014                 953,653
Federal Natl Mtge Assn #765760
  02-01-19                           5.00            240,349                 237,435
Federal Natl Mtge Assn #779676
  06-01-34                           5.00          2,304,141               2,216,960
Federal Natl Mtge Assn #815264
  05-01-35                           5.22            669,244(g)              668,783
Federal Natl Mtge Assn #829227
  08-01-35                           6.00          1,381,224               1,392,889
Federal Natl Mtge Assn #831870
  11-01-36                           6.50          1,969,028               2,015,606
Federal Natl Mtge Assn #848482
  12-01-35                           6.00          2,904,596               2,929,125
Federal Natl Mtge Assn #878661
  02-01-36                           5.50          1,810,634               1,776,630
Federal Natl Mtge Assn #881629
  02-01-36                           5.50          1,191,273               1,168,901
Federal Natl Mtge Assn #883201
  07-01-36                           6.50            820,722                 842,439
Federal Natl Mtge Assn #886291
  07-01-36                           7.00            823,607                 856,489
Federal Natl Mtge Assn #886464
  08-01-36                           6.50          1,945,146               1,991,159
Federal Natl Mtge Assn #915770
  03-01-37                           6.50          3,114,228               3,187,601
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
  07-25-33                          12.54          1,278,939(h)              298,064
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
  12-25-31                          10.85            223,964(h)               39,364
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
  12-25-22                           9.48            130,373(h)               18,588

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 4 RIVERSOURCE CORE BOND FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 367 Cl 2
  01-01-36                           8.59%        $1,391,504(h)             $361,356
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2005-92 CL SC
  10-25-35                           9.47          2,147,156(h)              203,422
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
  12-25-26                           8.00            137,863                 145,911
Govt Natl Mtge Assn #567717
  06-15-32                           7.50             15,521                  16,392
Govt Natl Mtge Assn #604708
  10-15-33                           5.50            101,966                 101,471
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
  01-19-36                           5.36            315,000(g)              302,761
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-8 Cl 2A1B
  08-21-36                           5.25          1,049,181(g)            1,002,544
Harborview Nim
 Collateralized Mtge Obligation
 Series 2006-10 Cl N1
  11-19-36                           6.41             36,969(d)               36,923
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
  04-25-35                           4.50          4,616,753(h)               26,691
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-AR25 Cl 1A21
  12-25-35                           5.85            362,970(g)              359,085
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-AR5 Cl 1A1
  05-25-37                           6.36          1,037,737(g)            1,035,495
IndyMac Index Nim
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl N1
  06-25-46                           6.65             15,876(d)               15,796
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-GPM6 Cl A1
  10-28-46                           6.25             86,333(d)               84,662
Lehman XS Trust
 Collateralized Mtge Obligation
 Series 2007-5H Cl 1A1
  05-25-37                           6.50          2,294,338               2,310,893
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-2 Cl 4A1
  02-25-19                           5.00            384,403                 375,875
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 2A1
  05-25-34                           6.00            132,614                 131,578

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
  08-25-19                           5.00%          $158,538                $156,832
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
  09-25-19                           5.00            234,485                 226,956
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2005-3 Cl 1A2
  04-25-35                           5.50            950,000                 878,503
Mastr Asset Securitization Trust
 Collateralized Mtge Obligation
 Series 2004-10 Cl 1A1
  10-25-19                           4.50          1,151,374               1,109,277
Merrill Lynch Alternative Note Asset
 Collateralized Mtge Obligation
 Series 2007-OAR2 Cl A1
  04-25-37                           5.05          1,028,678(i)            1,017,236
Morgan Stanley Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-12 Cl 3A22
  08-25-37                           6.00          1,985,081               1,977,637
Residential Accredit Loans
 Collateralized Mtge Obligation
 Series 2006-QS3 Cl 1A10
  03-25-36                           6.00            443,335                 452,447
Residential Funding Mtge Securities I
 Collateralized Mtge Obligation
 Series 2005-S6 Cl A8
  08-25-35                           5.25          2,151,880               2,064,132
Structured Adjustable Rate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-5 Cl 4A1
  06-25-36                           5.93            700,170(g)              697,763
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
  10-25-33                           5.50          1,034,658               1,004,963
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2004-CB2 Cl 6A
  07-25-19                           4.50            116,450                 110,975
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2005-AR14 Cl 2A1
  12-25-35                           5.29            395,703(g)              394,290
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2005-AR8 Cl 2AB1
  07-25-45                           5.12             53,317(g)               53,265
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-AR10 Cl 1A1
  09-25-36                           5.94            378,120(g)              379,898
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
  10-25-35                           5.00          1,660,228               1,577,333

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A1
  12-25-35                           5.50%        $1,988,080              $1,930,698
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
  05-25-35                           5.50            655,812                 642,491
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-16 Cl 1A1
  12-25-18                           4.75          1,477,816               1,426,788
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR12 Cl 1A1
  09-25-36                           6.02            721,153(g)              726,288
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
  03-25-36                           5.11            863,105(g)              852,056
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-11 Cl A68
  08-25-37                           6.00          1,968,533               1,954,734
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-14 Cl 1A2
  10-25-37                           6.00            747,480                 731,712
                                                                     ---------------
Total                                                                    149,382,378
------------------------------------------------------------------------------------

BANKING (2.1%)
JPMorgan Chase & Co
 Sub Nts
  10-01-15                           5.15            365,000                 354,430
JPMorgan Chase Bank
 Sub Nts
  10-01-17                           6.00          1,165,000               1,181,458
Manufacturers & Traders Trust
 Sub Nts
  12-01-21                           5.63          1,720,000               1,663,073
Popular North America
 Sr Nts
  10-01-08                           3.88          3,205,000               3,158,630
Regions Bank
 Sub Nts
  06-26-37                           6.45            360,000                 369,353
                                                                     ---------------
Total                                                                      6,726,944
------------------------------------------------------------------------------------

BROKERAGE (0.8%)
Goldman Sachs Group
 Sr Nts
  09-01-17                           6.25            155,000                 157,651
Lehman Brothers Holdings
 Sr Unsecured
  09-26-14                           6.20          1,985,000               1,997,882
Merrill Lynch & Co
 Sr Unsecured
  08-28-17                           6.40            235,000                 237,045
Morgan Stanley
  04-27-17                           5.55            310,000                 302,448
                                                                     ---------------
Total                                                                      2,695,026
------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 5 RIVERSOURCE CORE BOND FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)

CONSUMER PRODUCTS (0.1%)
Clorox
 Sr Unsecured
  10-15-12                           5.45%          $305,000                $305,451
------------------------------------------------------------------------------------

ELECTRIC (3.0%)
Consumers Energy
 1st Mtge Series F
  05-15-10                           4.00            105,000                 102,512
Consumers Energy
 1st Mtge Series H
  02-17-09                           4.80          1,165,000               1,163,126
Duke Energy Carolinas LLC
 Sr Unsub Series D
  03-01-10                           7.38            975,000               1,023,792
Entergy Gulf States
 1st Mtge
  06-01-08                           3.60            425,000                 419,892
Exelon Generation LLC
 Sr Unsecured
  01-15-14                           5.35             75,000                  73,643
  10-01-17                           6.20            855,000                 858,138
Exelon
 Sr Unsecured
  06-15-10                           4.45          1,585,000               1,557,794
Florida Power
 1st Mtge
  09-15-37                           6.35            475,000                 498,740
Indiana Michigan Power
 Sr Nts
  03-15-37                           6.05            830,000                 801,455
Metropolitan Edison
 Sr Nts
  03-15-10                           4.45            140,000                 138,546
Northern States Power
 Sr Nts
  08-01-09                           6.88            515,000                 531,055
Pacificorp
 1st Mtge
  10-15-37                           6.25            635,000                 656,393
Portland General Electric
  03-15-10                           7.88            230,000(k)              245,114
Potomac Electric Power
 Secured
  06-01-35                           5.40            240,000                 214,540
Public Service Company of Colorado
 Sr Nts Series A
  07-15-09                           6.88            160,000                 164,866
Sierra Pacific Power
 Series M
  05-15-16                           6.00          1,090,000               1,094,374
Xcel Energy
 Sr Nts
  07-01-08                           3.40            145,000                 143,520
                                                                     ---------------
Total                                                                      9,687,500
------------------------------------------------------------------------------------

FOOD AND BEVERAGE (1.8%)
Cadbury Schweppes US Finance LLC
  10-01-08                           3.88          3,500,000(d)            3,466,380
ConAgra Foods
 Sr Unsecured
  09-15-11                           6.75            385,000(k)              404,233
HJ Heinz
  12-01-08                           6.43            715,000(d)              727,462

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
FOOD AND BEVERAGE (CONT.)
Molson Coors Capital Finance
  09-22-10                           4.85%        $1,235,000(c)           $1,226,464
                                                                     ---------------
Total                                                                      5,824,539
------------------------------------------------------------------------------------

GAS DISTRIBUTORS (0.2%)
Atmos Energy
 Sr Unsub
  10-15-09                           4.00            310,000                 303,895
NiSource Finance
 Sr Nts
  03-01-13                           6.15            385,000                 396,852
                                                                     ---------------
Total                                                                        700,747
------------------------------------------------------------------------------------

GAS PIPELINES (0.7%)
CenterPoint Energy Resources
 Sr Unsecured
  02-15-11                           7.75            285,000                 302,976
Colorado Interstate Gas
 Sr Nts
  11-15-15                           6.80            970,000(k)            1,007,029
Northern Natural Gas
 Sr Unsecured
  02-15-37                           5.80            165,000(d)              160,280
Southern Natural Gas
  04-01-17                           5.90            805,000(d)              788,543
                                                                     ---------------
Total                                                                      2,258,828
------------------------------------------------------------------------------------

HEALTH CARE (0.3%)
Coventry Health Care
 Sr Unsecured
  08-15-14                           6.30            330,000                 335,256
Covidien Intl Finance
  10-15-17                           6.00            670,000(c,d)            679,058
                                                                     ---------------
Total                                                                      1,014,314
------------------------------------------------------------------------------------

HEALTH CARE INSURANCE (0.2%)
WellPoint
 Sr Unsub
  01-15-36                           5.85            405,000                 380,554
  06-15-37                           6.38            255,000                 258,369
                                                                     ---------------
Total                                                                        638,923
------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.1%)
Cardinal Health
 Sr Unsecured
  06-15-12                           5.65            365,000(d)              369,545
------------------------------------------------------------------------------------

INDEPENDENT ENERGY (1.0%)
Anadarko Petroleum
 Sr Unsecured
  09-15-16                           5.95          1,040,000               1,045,596
EnCana
  11-01-11                           6.30            770,000(c)              799,537
EnCana
 Sr Nts
  10-15-13                           4.75            145,000(c)              139,980
XTO Energy
  01-31-15                           5.00            180,000                 173,574

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
INDEPENDENT ENERGY (CONT.)
XTO Energy
 Sr Unsecured
  02-01-14                           4.90%          $390,000                $378,175
  06-30-15                           5.30            165,000                 162,349
  08-01-37                           6.75            375,000                 402,499
                                                                     ---------------
Total                                                                      3,101,710
------------------------------------------------------------------------------------

INTEGRATED ENERGY (0.1%)
Marathon Oil
  10-01-37                           6.60            450,000                 468,311
------------------------------------------------------------------------------------

LIFE INSURANCE (0.3%)
Lincoln Natl
 Sr Unsecured
  10-09-37                           6.30            310,000                 310,583
Pricoa Global Funding 1
 Secured
  10-18-12                           5.40            550,000(d)              554,394
                                                                     ---------------
Total                                                                        864,977
------------------------------------------------------------------------------------

MEDIA CABLE (0.9%)
Comcast
  03-15-11                           5.50            590,000                 594,348
  03-15-37                           6.45          1,225,000               1,234,889
Comcast MO of Delaware LLC
  09-01-08                           9.00          1,000,000               1,028,480
                                                                     ---------------
Total                                                                      2,857,717
------------------------------------------------------------------------------------

MEDIA NON CABLE (2.3%)
British Sky Broadcasting Group
  02-23-09                           6.88          1,620,000(c)            1,656,074
News America
  12-15-35                           6.40          1,445,000               1,435,551
Reed Elsevier Capital
  08-01-11                           6.75            730,000                 766,558
RR Donnelley & Sons
 Sr Unsecured
  01-15-17                           6.13          1,730,000               1,742,498
Thomson
  02-01-08                           5.75            620,000(c)              620,802
  08-15-09                           4.25            275,000(c)              271,171
Thomson
 Sr Unsecured
  10-01-14                           5.70            890,000(c)              888,992
                                                                     ---------------
Total                                                                      7,381,646
------------------------------------------------------------------------------------

PROPERTY & CASUALTY (0.1%)
Travelers Companies
 Sr Unsecured
  06-15-37                           6.25            470,000                 463,373
------------------------------------------------------------------------------------

RAILROADS (1.0%)
Burlington Northern Santa Fe
  05-01-37                           6.15            660,000                 652,029
Canadian Pacific Railway
  05-15-37                           5.95            375,000(c)              350,475
CSX
  11-01-09                           4.88            185,000                 184,147
  03-15-12                           6.30            435,000                 449,144
CSX
 Sr Unsecured
  10-15-08                           6.25            495,000                 499,961

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 6 RIVERSOURCE CORE BOND FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
RAILROADS (CONT.)
CSX
Sr Nts
  03-15-13                           5.75%          $935,000                $939,553
                                                                     ---------------
Total                                                                      3,075,309
------------------------------------------------------------------------------------

REITS (0.3%)
Brandywine Operating Partnership LP
  05-01-17                           5.70            490,000                 467,259
ERP Operating LP
  06-15-17                           5.75            605,000                 586,741
                                                                     ---------------
Total                                                                      1,054,000
------------------------------------------------------------------------------------

RETAILERS (1.2%)
Home Depot
 Sr Unsecured
  12-16-36                           5.88          1,185,000               1,034,620
Home Depot
 Sr Unsub
  03-01-11                           5.20            195,000                 193,504
Kohl's
 Sr Unsecured
  12-15-17                           6.25            915,000                 916,026
Macys Retail Holdings
  07-15-09                           4.80          1,735,000               1,716,538
                                                                     ---------------
Total                                                                      3,860,688
------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.7%)
Erac USA Finance
  10-15-17                           6.38          1,270,000(d)            1,275,156
FedEx
  04-01-09                           3.50            840,000                 820,231
                                                                     ---------------
Total                                                                      2,095,387
------------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)

WIRELINES (4.1%)
AT&T
  03-15-11                           6.25%        $1,755,000              $1,815,828
AT&T
 Sr Unsub
  09-15-09                           4.13             40,000                  39,401
Telecom Italia Capital
  11-15-13                           5.25          1,545,000(c)            1,516,932
  11-15-33                           6.38            285,000(c)              283,809
Telefonica Europe
  09-15-10                           7.75          1,860,000(c)            1,991,602
TELUS
  06-01-11                           8.00          3,727,500(c)            4,043,100
Verizon New York
 Series A
  04-01-12                           6.88          1,900,000               2,013,639
Verizon Pennsylvania
 Series A
  11-15-11                           5.65          1,255,000               1,279,184
                                                                     ---------------
Total                                                                     12,983,495
------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $321,515,315)                                                    $323,108,867
------------------------------------------------------------------------------------

MUNICIPAL BONDS (0.4%)
NAME OF
ISSUER AND                         COUPON        PRINCIPAL
TITLE OF ISSUE                      RATE          AMOUNT                    VALUE(A)
TOBACCO
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2007A-1
  06-01-46                           6.71%        $1,480,000              $1,394,086
------------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $1,467,425)                                                        $1,394,086
------------------------------------------------------------------------------------

MONEY MARKET FUND (2.2%)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund                   7,095,378(l)           $7,095,378
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $7,095,378)                                                        $7,095,378
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $330,078,118)(m)                                                 $331,598,331
====================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2007.

(b) At Oct. 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $17,750,357.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Oct. 31, 2007, the value of foreign securities represented 4.5% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2007, the value of these securities amounted to $14,826,467 or 4.6% of net assets.

(e) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single-and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2007.

(h) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Oct. 31, 2007.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2007.

(j) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AMBAC  - Ambac Assurance Corporation
FSA    - Financial Security Assurance
MBIA   - MBIA Insurance Corporation

--------------------------------------------------------------------------------

 7 RIVERSOURCE CORE BOND FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

(k) Partially pledged as initial margin deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                     NOTIONAL AMOUNT
------------------------------------------------------------------------------------
PURCHASE CONTRACTS
U.S. Long Bond, Dec. 2007, 20-year                                      $5,700,000
U.S. Treasury Note, Dec. 2007, 2-year                                    9,400,000
SALE CONTRACTS
U.S. Treasury Note, Dec. 2007, 5-year                                   11,900,000
U.S. Treasury Note, Dec. 2007, 10-year                                   3,000,000

(l) Affiliated Money Market Fund - The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(m) At Oct. 31, 2007, the cost of securities for federal income tax purposes was approximately $330,078,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                 $3,185,000
Unrealized depreciation                                                 (1,665,000)
------------------------------------------------------------------------------------
Net unrealized appreciation                                             $1,520,000
------------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 8 RIVERSOURCE CORE BOND FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

                               PORTFOLIO HOLDINGS

                                      FOR

                     RIVERSOURCE INCOME OPPORTUNITIES FUND

                                AT OCT. 31, 2007

INVESTMENTS IN SECURITIES

OCT. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

BONDS (89.2%)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
ASSET-BACKED (0.3%)
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
  04-20-11                             6.15%     $1,000,000(d)          $1,006,601
----------------------------------------------------------------------------------

MORTGAGE-BACKED (0.3%)(f)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
  09-25-47                             5.37         980,844(h)             906,881
----------------------------------------------------------------------------------

AEROSPACE & DEFENSE (4.5%)
Alion Science and Technology
  02-01-15                            10.25       2,555,000              2,388,925
Communications & Power Inds
  02-01-12                             8.00       3,380,000              3,396,900
CPI Intl
 Sr Unsecured
  02-01-15                            11.06       1,255,000(h)           1,295,788
DRS Technologies
  02-01-16                             6.63       3,895,000              3,856,050
L-3 Communications
  07-15-13                             6.13         320,000                317,600
  01-15-15                             5.88         550,000                536,250
L-3 Communications
 Series B
  10-15-15                             6.38       2,340,000              2,340,000
                                                                   ---------------
Total                                                                   14,131,513
----------------------------------------------------------------------------------

AUTOMOTIVE (4.6%)
Ford Motor Credit LLC
 Sr Nts
  08-10-11                             9.88       5,525,000              5,516,713
GMAC
  04-15-16                             7.70       2,665,000              2,451,800
GMAC LLC
  09-15-11                             6.88       4,695,000              4,326,968
RSC Equipment Rental
  12-01-14                             9.50       1,965,000              1,888,856
                                                                   ---------------
Total                                                                   14,184,337
----------------------------------------------------------------------------------

BANKING (0.1%)
Washington Mutual Bank
 Sub Nts
  08-15-14                             5.65         395,000                363,582
----------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)

BROKERAGE (0.4%)
Nuveen Investments
 Sr Nts
  11-15-15                            10.50%     $1,190,000(b,d)        $1,201,900
----------------------------------------------------------------------------------

BUILDING MATERIALS (0.6%)
Gibraltar Inds
 Series B
  12-01-15                             8.00         620,000                584,350
Norcraft Companies LP/Finance
  11-01-11                             9.00       1,237,000              1,267,925
Norcraft Holdings LP/Capital
 Sr Disc Nts
 (Zero coupon through 09-01-08,
 thereafter 9.75%)
  09-01-12                             8.89         150,000(i)             133,500
                                                                   ---------------
Total                                                                    1,985,775
----------------------------------------------------------------------------------

CHEMICALS (3.2%)
Chemtura
  06-01-16                             6.88       2,584,000              2,467,720
Hexion US Finance/Nova Scotia Finance
  11-15-14                             9.75       1,398,000              1,534,305
INVISTA
 Sr Unsecured
  05-01-12                             9.25       1,150,000(d)           1,213,250
Momentive Performance Materials
 Pay-in-kind
  12-01-14                            10.13       1,970,000(d,e)         1,901,050
NALCO
 Sr Unsecured
  11-15-11                             7.75       1,120,000              1,139,600
NewMarket
  12-15-16                             7.13       1,760,000              1,764,400
                                                                   ---------------
Total                                                                   10,020,325
----------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (1.8%)
Chart Inds
 Sr Sub Nts
  10-15-15                             9.13       2,625,000              2,736,563
United Rentals North America
  02-15-12                             6.50       2,665,000              2,758,275
                                                                   ---------------
Total                                                                    5,494,838
----------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)

CONSUMER PRODUCTS (2.7%)
American Achievement
  04-01-12                             8.25%       $685,000               $685,000
Chattem
 Sr Sub Nts
  03-01-14                             7.00         860,000                851,400
Jarden
  05-01-17                             7.50       2,610,000              2,479,500
Sealy Mattress
  06-15-14                             8.25       1,144,000              1,138,280
Visant
  10-01-12                             7.63         915,000                940,163
Vitro
  02-01-17                             9.13       2,420,000(c)           2,389,750
                                                                   ---------------
Total                                                                    8,484,093
----------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (1.1%)
ALH Finance LLC
  01-15-13                             8.50         212,000                208,290
Baldor Electric
  02-15-17                             8.63       3,162,000              3,304,290
                                                                   ---------------
Total                                                                    3,512,580
----------------------------------------------------------------------------------

ELECTRIC (6.8%)
AES
 Sr Nts
  10-15-17                             8.00       1,470,000(d)           1,482,863
Dynegy Holdings
 Sr Unsecured
  05-01-16                             8.38       2,030,000              2,035,075
  05-15-18                             7.13         820,000                739,025
Edison Mission Energy
 Sr Nts
  05-15-17                             7.00       1,120,000(d)           1,100,400
Edison Mission Energy
 Sr Unsecured
  06-15-13                             7.50       1,405,000              1,424,319
  06-15-16                             7.75          50,000                 51,375
IPALCO Enterprises
 Secured
  11-14-11                             8.63       4,995,000              5,257,237

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE INCOME OPPORTUNITIES FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
ELECTRIC (CONT.)
Mirant Americas Generation LLC
Sr Unsecured
  05-01-11                             8.30%     $1,100,000             $1,112,375
  10-01-21                             8.50         280,000                275,100
  05-01-31                             9.13         255,000                256,275
Mirant North America LLC
  12-31-13                             7.38       2,540,000              2,574,925
NRG Energy
  02-01-14                             7.25       2,745,000              2,744,999
  01-15-17                             7.38       1,030,000              1,024,850
Reliant Energy
  12-15-14                             6.75         600,000                612,000
Salton Sea Funding
 Sr Nts Series C
  05-30-10                             7.84         205,979                211,071
                                                                   ---------------
Total                                                                   20,901,889
----------------------------------------------------------------------------------

ENVIRONMENTAL (2.1%)
Allied Waste North America
 Series B
  04-15-14                             7.38       3,640,000              3,676,400
Clean Harbors
  07-15-12                            11.25         745,000                801,946
WCA Waste
  06-15-14                             9.25       1,850,000              1,914,750
                                                                   ---------------
Total                                                                    6,393,096
----------------------------------------------------------------------------------

FOOD AND BEVERAGE (3.0%)
ASG Consolidated LLC/Finance
 Sr Disc Nts
 (Zero coupon through 11-01-08,
 thereafter 11.50%)
  11-01-11                             9.66       3,127,000(i)           2,892,475
Constellation Brands
  09-01-16                             7.25         880,000                886,600
  05-15-17                             7.25         840,000(d)             842,100
Cott Beverages USA
  12-15-11                             8.00       4,605,000              4,455,338
Smithfield Foods
 Sr Unsecured
  07-01-17                             7.75         380,000                391,400
                                                                   ---------------
Total                                                                    9,467,913
----------------------------------------------------------------------------------

GAMING (6.3%)
Circus & Eldorado Jt Venture/Silver Legacy Capital
 1st Mtge
  03-01-12                            10.13       2,715,000              2,823,599
Harrah's Operating
  06-01-16                             6.50         820,000                649,850
  10-01-17                             5.75         685,000                505,188
Indianapolis Downs LLC/Capital
  11-01-12                            11.00       1,055,000(d)           1,065,550
Majestic Star Casino LLC/Capital
  10-15-10                             9.50       1,225,000              1,206,625
MGM Mirage
  06-01-16                             7.50       2,650,000              2,633,438
Pokagon Gaming Authority
 Sr Nts
  06-15-14                            10.38       1,830,000(d)           2,022,150
Shingle Springs Tribal Gaming Authority
 Sr Nts
  06-15-15                             9.38       2,815,000(d)           2,857,224

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
GAMING (CONT.)
Station Casinos
 Sr Unsecured
  08-15-16                             7.75%     $1,300,000             $1,272,375
Tunica-Biloxi Gaming Authority
 Sr Unsecured
  11-15-15                             9.00       2,590,000(d)           2,693,600
Wheeling Island Gaming
  12-15-09                            10.13       1,815,000              1,810,463
                                                                   ---------------
Total                                                                   19,540,062
----------------------------------------------------------------------------------

GAS PIPELINES (4.1%)
Colorado Interstate Gas
 Sr Nts
  11-15-15                             6.80         400,000                415,270
El Paso
 Sr Sub Nts
  06-15-14                             6.88         575,000                576,029
Southern Star Central
 Sr Nts
  03-01-16                             6.75       3,670,000              3,468,150
Williams Companies
 Sr Nts
  07-15-19                             7.63       2,539,000              2,754,815
Williams Companies
 Sr Unsecured
  09-01-21                             7.88       4,886,000              5,374,599
                                                                   ---------------
Total                                                                   12,588,863
----------------------------------------------------------------------------------

HEALTH CARE (6.4%)
Bausch & Lomb
 Sr Unsecured
  11-01-15                             9.88         625,000(d)             644,531
Community Health Systems
  07-15-15                             8.88       2,905,000(d)           2,941,313
DaVita
  03-15-15                             7.25       2,245,000              2,270,256
HCA
 Secured Pay-in-kind
  11-15-16                             9.63         425,000(e)             449,438
  11-15-16                             9.63       2,853,000(d,e)         3,002,782
MedCath Holdings
  07-15-12                             9.88       2,965,000              3,142,899
Omnicare
  12-15-13                             6.75       2,015,000              1,944,475
  12-15-15                             6.88       1,904,000              1,827,840
Omnicare
 Sr Sub Nts
  06-01-13                             6.13       1,600,000              1,504,000
Select Medical
 Sr Unsecured
  09-15-15                            11.26       2,174,000(h)           1,978,340
                                                                   ---------------
Total                                                                   19,705,874
----------------------------------------------------------------------------------

HOME CONSTRUCTION (0.7%)
DR Horton
 Sr Unsub
  04-15-16                             6.50         200,000                181,595
Meritage Homes
 Sr Nts
  05-01-14                             7.00         570,000                464,550
Standard Pacific
 Sr Sub Nts
  04-15-12                             9.25         442,000                251,940

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
HOME CONSTRUCTION (CONT.)
Standard Pacific
 Sr Unsecured
  10-01-08                             6.50%     $1,065,000               $969,150
William Lyon Homes
  02-15-14                             7.50         340,000                214,200
                                                                   ---------------
Total                                                                    2,081,435
----------------------------------------------------------------------------------

INDEPENDENT ENERGY (6.3%)
Chesapeake Energy
  07-15-13                             7.63         990,000              1,030,838
  08-15-14                             7.00         910,000                914,550
  01-15-16                             6.63       1,100,000              1,078,000
  01-15-16                             6.88       1,228,000              1,221,860
  01-15-18                             6.25         355,000                342,575
Compton Petroleum Finance
  12-01-13                             7.63       1,660,000(c)           1,589,450
Denbury Resources
 Sr Sub Nts
  12-15-15                             7.50       1,560,000              1,587,300
EXCO Resources
  01-15-11                             7.25       1,934,000              1,909,825
Forest Oil
 Sr Nts
  06-15-19                             7.25       1,330,000(d)           1,330,000
Hilcorp Energy I LP/Finance
 Sr Unsecured
  11-01-15                             7.75       2,955,000(d)           2,906,980
KCS Energy
  04-01-12                             7.13       1,720,000              1,694,200
PetroHawk Energy
  07-15-13                             9.13       1,305,000              1,384,931
Range Resources
  03-15-15                             6.38       1,470,000              1,433,250
  05-15-16                             7.50       1,115,000              1,137,300
                                                                   ---------------
Total                                                                   19,561,059
----------------------------------------------------------------------------------

MEDIA CABLE (3.9%)
Cablevision Systems
 Sr Unsecured Series B
  04-15-12                             8.00         520,000                508,300
Charter Communications Operating LLC/Capital
 Sr Nts
  04-30-12                             8.00         600,000(b,d)           595,500
  04-30-14                             8.38       1,805,000(d)           1,805,000
CSC Holdings
  07-15-18                             7.63         565,000                542,400
DIRECTV Holdings LLC/Finance
  06-15-15                             6.38       1,060,000              1,022,900
EchoStar DBS
  02-01-16                             7.13       4,500,000              4,702,500
Quebecor Media
  03-15-16                             7.75       1,660,000(c,d)         1,635,100
Quebecor Media
 Sr Nts
  03-15-16                             7.75         915,000(c)             885,263
Virgin Media Finance
  04-15-14                             8.75         520,000(c)             536,900
                                                                   ---------------
Total                                                                   12,233,863
----------------------------------------------------------------------------------

MEDIA NON CABLE (6.6%)
Clear Channel Communications
 Sr Unsub
  12-15-16                             5.50       1,240,000                966,140

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE INCOME OPPORTUNITIES FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
MEDIA NON CABLE (CONT.)
Dex Media
Sr Disc Nts
(Zero coupon through 11-15-08,
thereafter 9.00%)
  11-15-13                             5.58%     $1,530,000(i)          $1,449,675
Dex Media
 Sr Unsecured
  11-15-13                             8.00       1,200,000              1,203,000
Idearc
  11-15-16                             8.00       1,209,000              1,212,023
Lamar Media
 Sr Sub Nts
  08-15-15                             6.63       2,030,000(d)           1,938,650
Lamar Media
 Sr Unsecured
  08-15-15                             6.63         808,000                775,680
LBI Media
 Sr Sub Nts
  08-01-17                             8.50       2,280,000(d)           2,291,400
Liberty Media LLC
 Sr Nts
  05-15-13                             5.70       1,185,000              1,110,813
Liberty Media LLC
 Sr Unsecured
  02-01-30                             8.25         556,000                546,559
Radio One
 Series B
  07-01-11                             8.88       2,120,000              2,082,900
Rainbow Natl Services LLC
 Sr Nts
  09-01-12                             8.75       2,150,000(d)           2,236,000
Rainbow Natl Services LLC
 Sr Sub Deb
  09-01-14                            10.38         155,000(d)             170,500
RH Donnelley
 Sr Nts Series A-3
  01-15-16                             8.88         510,000                510,000
Salem Communications Holding
  12-15-10                             7.75       3,800,000              3,814,249
                                                                   ---------------
Total                                                                   20,307,589
----------------------------------------------------------------------------------

METALS (2.1%)
Freeport-McMoRan Copper & Gold
 Sr Unsecured
  04-01-15                             8.25       2,420,000              2,613,600
  04-01-17                             8.38         990,000              1,084,050
Noranda Aluminium Acquisition
 Sr Unsecured Pay-in-kind
  05-15-15                             9.36         723,000(d,e,h)         666,968
Peabody Energy
  11-01-16                             7.38         620,000                644,800
Peabody Energy
 Series B
  03-15-13                             6.88       1,645,000              1,653,225
                                                                   ---------------
Total                                                                    6,662,643
----------------------------------------------------------------------------------

NON CAPTIVE CONSUMER (0.8%)
Countrywide Financial
 Sub Nts
  05-15-16                             6.25       3,150,000              2,507,110
----------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)

OIL FIELD SERVICES (1.0%)
Cimarex Energy
  05-01-17                             7.13%       $440,000               $439,450
OPTI Canada
  12-15-14                             8.25         899,000(c,d)           901,248
Quicksilver Resources
  04-01-16                             7.13       1,805,000              1,777,925
                                                                   ---------------
Total                                                                    3,118,623
----------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (2.2%)
Cardtronics
  08-15-13                             9.25       3,020,000              2,921,850
Cardtronics
 Sr Sub Nts
  08-15-13                             9.25       1,465,000(d)           1,417,388
Triad Acquisition
 Sr Unsecured Series B
  05-01-13                            11.13       2,890,000              2,398,700
                                                                   ---------------
Total                                                                    6,737,938
----------------------------------------------------------------------------------

OTHER INDUSTRY (0.4%)
Actuant
 Sr Nts
  06-15-17                             6.88       1,115,000(d)           1,112,213
----------------------------------------------------------------------------------

PACKAGING (0.7%)
Crown Cork & Seal
  04-15-23                             8.00       1,000,000                980,000
Greif
 Sr Unsecured
  02-01-17                             6.75         400,000                397,000
Owens-Brockway Glass Container
  05-15-13                             8.25          75,000                 78,000
Silgan Holdings
 Sr Sub Nts
  11-15-13                             6.75         800,000                788,000
                                                                   ---------------
Total                                                                    2,243,000
----------------------------------------------------------------------------------

PAPER (4.9%)
Abitibi-Consolidated
  08-01-10                             8.55         775,000(c)             687,813
Boise Cascade LLC
  10-15-14                             7.13       1,590,000              1,566,150
Cascades
 Sr Nts
  02-15-13                             7.25         480,000(c)             465,600
Georgia-Pacific
  01-15-17                             7.13       2,423,000(d)           2,362,425
NewPage
  05-01-12                            10.00       3,092,000              3,269,790
Norampac
  06-01-13                             6.75       1,960,000(c)           1,866,900
Smurfit-Stone Container Enterprises
 Sr Nts
  07-01-12                             8.38       1,435,000              1,438,588
Smurfit-Stone Container Enterprises
 Sr Unsecured
  03-15-17                             8.00       3,665,000              3,642,093
                                                                   ---------------
Total                                                                   15,299,359
----------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)

PHARMACEUTICALS (1.0%)
Elan Finance
  11-15-11                             7.75%     $1,100,000(c)          $1,086,250
Warner Chilcott
  02-01-15                             8.75       2,075,000              2,147,625
                                                                   ---------------
Total                                                                    3,233,875
----------------------------------------------------------------------------------

PROPERTY & CASUALTY (0.3%)
Leucadia Natl
 Sr Unsecured
  09-15-15                             8.13       1,015,000              1,018,177
----------------------------------------------------------------------------------

RAILROADS (0.9%)
Kansas City Southern de Mexico
 Sr Nts
  12-01-13                             7.63       2,085,000(b,c,d)       2,126,700
  06-01-14                             7.38         768,000(c,d)           784,320
                                                                   ---------------
Total                                                                    2,911,020
----------------------------------------------------------------------------------

REITS (0.4%)
Realogy
  04-15-15                            12.38       1,645,000(d)           1,200,850
----------------------------------------------------------------------------------

RETAILERS (0.2%)
Neiman Marcus Group
 Pay-in-kind
  10-15-15                             9.00         465,000(e)             490,575
----------------------------------------------------------------------------------

TECHNOLOGY (3.2%)
Flextronics Intl
 Sr Sub Nts
  11-15-14                             6.25       1,055,000(c)             996,975
Freescale Semiconductor
 Pay-in-kind
  12-15-14                             9.13       3,173,000(e)           2,871,565
Seagate Technology HDD Holdings
  10-01-16                             6.80       4,135,000(c)           4,062,637
SunGard Data Systems
  08-15-15                            10.25       1,050,000              1,094,625
West Corp
  10-15-16                            11.00         825,000                864,188
                                                                   ---------------
Total                                                                    9,889,990
----------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.7%)
Hertz
  01-01-14                             8.88       2,085,000              2,147,550
----------------------------------------------------------------------------------

WIRELESS (0.8%)
Centennial Cellular Operating/Communications
  06-15-13                            10.13         470,000                499,375
Dobson Cellular Systems
 Secured
  11-01-11                             8.38         765,000                810,900
Nextel Communications
 Series D
  08-01-15                             7.38       1,100,000              1,111,000
                                                                   ---------------
Total                                                                    2,421,275
----------------------------------------------------------------------------------

WIRELINES (3.9%)
Citizens Communications
 Sr Unsecured
  03-15-19                             7.13       2,250,000              2,216,250
GCI
 Sr Unsecured
  02-15-14                             7.25         688,000                628,660

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 3 RIVERSOURCE INCOME OPPORTUNITIES FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
WIRELINES (CONT.)
Level 3 Financing
  11-01-14                             9.25%     $1,090,000             $1,027,325
  02-15-17                             8.75       1,065,000                971,813
Qwest
  03-15-12                             8.88         375,000                410,625
Qwest
 Sr Nts
  06-15-15                             7.63       1,890,000              1,989,225
Qwest
 Sr Unsecured
  10-01-14                             7.50         950,000                991,563
Windstream
  08-01-16                             8.63       3,630,000              3,884,099
                                                                   ---------------
Total                                                                   12,119,560
----------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $278,551,422)                                                  $277,187,826
----------------------------------------------------------------------------------

SENIOR LOANS (7.5%)(j)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                  VALUE(A)
AEROSPACE & DEFENSE (0.5%)
Acts
 Term Loan
  10-05-14                             8.47%     $1,630,000             $1,585,175
----------------------------------------------------------------------------------

AUTOMOTIVE (0.5%)
Ford Motor
 Term Loan
  12-15-13                             8.70       1,521,991              1,460,168
----------------------------------------------------------------------------------

ENTERTAINMENT (0.2%)
AMC Entertainment
 Term Loan
  06-13-12                            10.60         488,123                473,479
----------------------------------------------------------------------------------

GAMING (1.2%)
Fontainebleau Las Vegas
 Delayed Draw Term Loan
  06-05-14                             2.00         720,546(b,k,l)         700,731
Fontainebleau Las Vegas
 Term Loan
  06-05-14                             8.95       1,441,092              1,401,462

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                  VALUE(A)
GAMING (CONT.)
Great Lakes Gaming of
 Michigan
 Term Loan
  09-15-12                             9.00%     $1,774,014(g)          $1,738,532
                                                                   ---------------
Total                                                                    3,840,725
----------------------------------------------------------------------------------

HEALTH CARE (0.1%)
Bausch & Lomb
 1st Lien Term Loan
  TBD                                   TBD         352,000(b,l)           352,595
Bausch & Lomb
 Delayed Draw Term Loan
  TBD                                   TBD          88,000(b,k,l)          88,110
                                                                   ---------------
Total                                                                      440,705
----------------------------------------------------------------------------------

INDEPENDENT ENERGY (1.0%)
Sandridge Energy
 Term Loan
  04-01-15                             8.63       3,160,000              3,096,800
----------------------------------------------------------------------------------

LIFE INSURANCE (1.0%)
Asurion
 Term Loan
  07-03-14                             8.36       3,315,000              3,236,269
----------------------------------------------------------------------------------

MEDIA CABLE (0.2%)
Charter Communications
 Term Loan
  TBD                                   TBD         600,000(b,k,l)         575,466
----------------------------------------------------------------------------------

MEDIA NON CABLE (0.2%)
Intelsat Bermuda
 Term Loan
  TBD                                   TBD         590,000(b,c,k,l)         582,100
  02-01-14                             7.86         155,000(c)             152,924
                                                                   ---------------
Total                                                                      735,024
----------------------------------------------------------------------------------

OIL FIELD SERVICES (1.0%)
Dresser
 1st Lien Term Loan
  05-04-14                        7.32-8.01       1,276,852             $1,252,592
Dresser
 2nd Lien Term Loan
  05-04-15                            11.13       1,820,000              1,769,950
                                                                   ---------------
Total                                                                    3,022,542
----------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                  VALUE(A)

RETAILERS (0.3%)
Claire's Stores
 Term Loan
  TBD                                   TBD       1,000,000(b,l)          $940,000
----------------------------------------------------------------------------------

TECHNOLOGY (1.0%)
Flextronics Semiconductor
 Delayed Draw Term Loan
  TBD                                   TBD         695,509(b,k,l)         688,554
Flextronics Semiconductor
 Tranche B Term Loan
  TBD                                   TBD       2,420,370(b,l)         2,399,797
                                                                   ---------------
Total                                                                    3,088,351
----------------------------------------------------------------------------------

WIRELESS (0.3%)
Trilogy Intl
 Term Loan
  06-29-12                             8.70         880,000                871,200
----------------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $23,720,386)                                                    $23,365,904
----------------------------------------------------------------------------------

MONEY MARKET FUND (3.0%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                  9,397,417(m)           $9,397,417
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $9,397,417)                                                       $9,397,417
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $311,669,225)(n)                                                $309,951,147
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2007.

(b) At Oct. 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $9,630,415.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Oct. 31, 2007, the value of foreign securities represented 6.7% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2007, the value of these securities amounted to $49,456,556 or 15.9% of net assets.

(e) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single-and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

--------------------------------------------------------------------------------

 4 RIVERSOURCE INCOME OPPORTUNITIES FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

(g) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Oct. 31, 2007, is as follows:

                                                                     ACQUISITION
SECURITY                                                                DATES                     COST
---------------------------------------------------------------------------------------------------------
Great Lakes Gaming of Michigan
   9.00% Term Loan 2012                                         03-01-07 thru 09-15-07         $1,742,878

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2007.

(i) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(j) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(k) At Oct. 31, 2007, the Fund had unfunded senior loan commitments pursuant to the term of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                      UNFUNDED
BORROWER                                                             COMMITMENT
-------------------------------------------------------------------------------
Bausch & Lomb                                                           $87,780
Charter Communications                                                  583,683
Flextronics Semiconductor                                               688,616
Fontainebleau Las Vegas                                                 718,744
Intelsat Bermuda                                                        586,784
-------------------------------------------------------------------------------
Total                                                                $2,665,607
-------------------------------------------------------------------------------

(l) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(m) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(n) At Oct. 31, 2007, the cost of securities for federal income tax purposes was approximately $311,669,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                               $3,451,000
Unrealized depreciation                                               (5,169,000)
--------------------------------------------------------------------------------
Net unrealized depreciation                                          $(1,718,000)
--------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 5 RIVERSOURCE INCOME OPPORTUNITIES FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

                               PORTFOLIO HOLDINGS

                                      FOR

                RIVERSOURCE INFLATION PROTECTED SECURITIES FUND

                                AT OCT. 31, 2007

INVESTMENTS IN SECURITIES

OCT. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

BONDS (96.7%)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
FOREIGN GOVERNMENT (2.0%)(b)
Govt of France
 (European Monetary Unit)
  07-25-20                          2.25%         5,421,650(c)          $8,019,565
----------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS (94.7%)(b)
U.S. Treasury Inflation-Indexed Bond
  01-15-08                          3.63          3,861,150              3,873,879
  04-15-11                          2.38          5,237,850              5,318,978
  04-15-12                          2.00         70,805,388             70,972,722
  07-15-12                          3.00         21,631,397             22,731,881
  01-15-14                          2.00         54,735,565             54,689,414
  07-15-14                          2.00         23,992,208             23,983,417
  01-15-15                          1.63         34,280,146             33,271,028
  01-15-16                          2.00         37,138,129             36,845,896
  07-15-16                          2.50         11,222,640             11,590,202
  01-15-17                          2.38         27,735,783             28,325,409
  01-15-25                          2.38         35,729,085             36,480,770
  04-15-28                          3.63         37,178,974             45,782,462
  04-15-29                          3.88          2,959,702              3,800,435
                                                                   ---------------
Total                                                                  377,666,493
----------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $378,376,259)                                                  $385,686,058
----------------------------------------------------------------------------------

MONEY MARKET FUND (2.9%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 11,651,914(d)          $11,651,914
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $11,651,914)                                                     $11,651,914
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $390,028,173)(e)                                                $397,337,972
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2007.

(b) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) Affiliated Money Market Fund - The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(e) At Oct. 31, 2007, the cost of securities for federal income tax purposes was approximately $390,028,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $7,463,000
Unrealized depreciation                                                (153,000)
-------------------------------------------------------------------------------
Net unrealized appreciation                                          $7,310,000
-------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 1 RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

                               PORTFOLIO HOLDINGS

                                      FOR

                     RIVERSOURCE LIMITED DURATION BOND FUND

                                AT OCT. 31, 2007

INVESTMENTS IN SECURITIES

OCT. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

BONDS (101.9%)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (13.4%)
Federal Farm Credit Bank
  10-10-08                           4.25%          $720,000                $718,604
  10-17-12                           4.50            640,000                 636,119
Federal Home Loan Bank
  01-18-08                           4.63            630,000                 629,931
  10-10-12                           4.63          1,100,000               1,093,719
Federal Home Loan Mtge Corp
  06-15-08                           3.88          2,495,000               2,486,043
  03-15-09                           5.75            525,000                 534,215
  03-15-31                           6.75            720,000                 865,485
  04-16-37                           6.00            750,000                 743,501
Federal Natl Mtge Assn
  01-15-08                           3.25            250,000                 249,283
  06-15-08                           5.25          2,635,000               2,647,490
  05-18-12                           4.88          1,120,000               1,127,683
  11-15-30                           6.63          1,130,000               1,339,626
U.S. Treasury
  09-30-09                           4.00          4,170,000               4,175,879
  10-31-12                           3.88            730,000(b)              720,647
U.S. Treasury Inflation-Indexed Bond
  01-15-14                           2.00          3,100,257(k)            3,097,643
                                                                     ---------------
Total                                                                     21,065,868
------------------------------------------------------------------------------------

ASSET-BACKED (4.0%)
AmeriCredit Auto Receivables Trust
 Series 2007-DF Cl A3A (FSA)
  07-06-12                           5.49            325,000(i)              326,202
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
  03-20-10                           5.20            500,000(d,h)            497,648
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
  04-20-11                           6.15            225,000(d)              226,485
Capital One Multi-Asset Execution Trust
 Series 2007-A7 Cl A7
  07-15-20                           5.75            150,000                 151,721
Citibank Credit Card Issuance Trust
 Series 2007-A8 Cl A8
  09-20-19                           5.65            425,000                 424,503
College Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-1 Cl AIO
  07-25-08                           5.62            975,000(e)               68,402

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
ASSET-BACKED (CONT.)
Countrywide Asset-backed Ctfs
 Series 2005-10 Cl AF6
  02-25-36                           4.92%          $105,000                 $99,997
Countrywide Asset-backed Ctfs
 Series 2006-15 Cl A3
  10-25-46                           5.69            275,000                 267,030
Countrywide Asset-backed Ctfs
 Series 2006-4 Cl 1A1M
  07-25-36                           5.13            148,345(h)              142,539
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
  10-25-37                           5.03            500,000(h)              492,266
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
  06-20-31                           5.78            575,000(d,i)            579,464
Franklin Auto Trust
 Series 2004-1 Cl A3 (MBIA)
  03-15-12                           4.15             70,168(i)               69,884
Hertz Vehicle Financing LLC
 Series 2004-1A Cl A3 (MBIA)
  05-25-09                           2.85            200,000(d,i)            199,005
Master Asset Backed Securities Trust
 Series 2006-HE1 Cl A2
  01-25-36                           5.01            450,000(h)              448,101
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
  08-25-11                           5.88            600,000(e)              122,539
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
  01-25-12                           5.88            700,000(e)              177,212
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-2 Cl AIO
  07-25-12                           5.90            300,000(e)               82,587
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
  02-25-36                           5.57            285,000                 283,250

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
ASSET-BACKED (CONT.)
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M4
  06-25-37                           6.31%           $75,000                 $51,202
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M5
  06-25-37                           6.66             50,000                  32,636
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M6
  06-25-37                           7.01             70,000                  30,456
Residential Asset Securities
 Series 2006-KS1 Cl A2
  02-25-36                           5.01            635,000(h)              630,534
Residential Asset Securities
 Series 2007-KS3 Cl AI2
  04-25-37                           5.05            750,000(h)              736,154
SBA CMBS Trust
 Series 2006-1A Cl B
  11-15-36                           5.45            225,000(d)              225,266
                                                                     ---------------
Total                                                                      6,365,083
------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (15.2%)(f)
Banc of America Commercial Mtge
 Series 2005-1 Cl A4
  11-10-42                           5.02            250,000                 248,062
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
  01-15-49                           5.45            675,000                 669,915
Bear Stearns Commercial Mtge Securities
 Series 2004-PWR5 Cl A3
  07-11-42                           4.57            350,000                 342,688
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A4
  01-12-45                           5.47            325,000                 321,458
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
  11-15-30                           5.68            350,000                 355,750
Citigroup Commercial Mtge Trust
 Series 2005-EMG Cl A1
  09-20-51                           4.15            164,699(d)              163,275
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
  10-15-49                           5.43            150,000                 147,429

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE LIMITED DURATION BOND FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Citigroup Commercial Mtge Trust
Series 2007-C6 Cl A4
  12-10-49                           5.70%          $600,000                $603,761
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
  07-15-44                           5.23            175,000                 173,243
Commercial Mtge Acceptance
 Series 1999-C1 Cl A2
  06-15-31                           7.03            481,521                 491,445
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
  02-05-19                           5.43            150,000(d,h)            150,558
Commercial Mtge Pass-Through Ctfs
 Series 2007-C9 Cl A4
  12-10-49                           6.01            650,000                 659,787
Commercial Mtge Pass-Through Ctfs
 Series 2007-FL14 Cl MKL1
  06-15-22                           5.67            525,000(d,h)            523,011
Credit Suisse Mtge Capital Ctfs
 Series 2006-C2 Cl A3
  03-15-39                           5.66            350,000                 352,381
Credit Suisse Mtge Capital Ctfs
 Series 2007-C3 Cl A4
  06-15-39                           5.72            300,000                 302,119
CS First Boston Mtge Securities
 Series 2001-CP4 Cl A4
  12-15-35                           6.18            425,000                 437,271
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
  03-15-35                           4.60            175,000                 168,818
Federal Natl Mtge Assn #386558
  10-01-10                           4.85            473,231                 472,374
Federal Natl Mtge Assn #735029
  09-01-13                           5.28            361,690                 363,785
GE Capital Commercial Mtge
 Series 2005-C1 Cl A5
  06-10-48                           4.77            400,000(j)              380,652
General Electric Capital Assurance
 Series 2003-1 Cl A3
  05-12-35                           4.77            347,724(d)              346,111
General Electric Capital Assurance
 Series 2003-1 Cl A4
  05-12-35                           5.25            150,000(d)              149,036
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
  06-10-36                           4.88            175,000                 173,620
Greenwich Capital Commercial Funding
 Series 2007-GG9 Cl A4
  03-10-39                           5.44          2,105,000               2,072,542
GS Mtge Securities II
 Series 2004-GG2 Cl A4
  08-10-38                           4.96            300,000                 298,486
GS Mtge Securities II
 Series 2006-GG6 Cl A4
  04-10-38                           5.55            375,000                 374,097
GS Mtge Securities II
 Series 2007-EOP Cl J
  03-06-20                           5.97            350,000(d,h)            342,513
GS Mtge Securities II
 Series 2007-GG10 Cl A4
  08-10-45                           5.99            650,000                 658,898

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
GS Mtge Securities II
 Series 2007-GG10 Cl F
  08-10-45                           5.99%          $225,000                $205,594
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
  10-15-37                           4.13            315,719                 308,199
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
  03-12-39                           3.97            196,131                 192,713
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
  03-12-39                           4.77            375,000                 364,261
JPMorgan Chase Commercial Mtge Securities
 Series 2004-C2 Cl A2
  05-15-41                           5.25            350,000                 349,071
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
  01-12-37                           4.18            150,000                 147,507
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
  07-15-41                           4.48            473,371                 464,523
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP5 Cl A4
  12-15-44                           5.34            650,000                 635,843
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
  04-15-43                           5.49            450,000                 448,380
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
  02-12-51                           5.79            300,000                 302,069
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
  02-12-51                           6.20            225,000(d)              214,778
JPMorgan Chase Commercial Mtge Securities
 Series 2007-LDPX Cl A3
  01-15-49                           5.42            850,000                 833,143
LB-UBS Commercial Mtge Trust
 Series 2002-C4 Cl A4
  09-15-26                           4.56            250,000                 246,571
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
  03-15-29                           3.97            250,000                 240,800
LB-UBS Commercial Mtge Trust
 Series 2005-C5 Cl AAB
  09-15-30                           4.93            500,000                 496,425
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
  06-15-32                           5.86            275,000                 279,766
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
  09-15-39                           5.37            250,000                 245,151
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
  02-15-40                           5.42            275,000                 270,094
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
  06-13-41                           4.34            275,000                 272,312
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
  04-14-40                           4.59            300,000                 295,383
Morgan Stanley Capital I
 Series 2007-IQ15 Cl A4
  06-11-49                           6.08            300,000                 309,363

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
TIAA Retail Commercial Trust
 Series 2007-C4 Cl A3
  08-15-39                           6.10%          $475,000                $485,450
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
  10-15-35                           5.08            775,000(d)              760,353
Wachovia Bank Commercial Mtge Trust
 Series 2005-C18 Cl A4
  04-15-42                           4.94            475,000                 455,349
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
  07-15-42                           5.09            325,000                 321,513
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl A3
  03-15-45                           5.56            675,000                 671,423
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl A3
  07-15-45                           5.77            650,000                 654,083
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
  07-15-45                           5.73            275,000                 276,816
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
  11-15-48                           5.31            450,000                 438,665
Wachovia Bank Commercial Mtge Trust
 Series 2007-C31 Cl A4
  04-15-47                           5.51            925,000                 912,179
                                                                     ---------------
Total                                                                     23,840,862
------------------------------------------------------------------------------------

MORTGAGE-BACKED (52.3%)(f)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A1
  03-25-36                           5.69            475,376(g)              478,971
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2006-1 Cl 2A1
  03-25-36                           5.93            572,273(g)              572,828
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
  03-25-37                           6.19            379,028(g)              386,409
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 1A1
  01-25-34                           6.00            151,735                 149,532
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 4A1
  01-25-19                           4.75            190,266                 184,320
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
  01-25-37                           6.00            912,711                 904,775
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-2 Cl N1
  11-25-46                           7.25             55,636(d)               51,881
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-A Cl 3A2
  02-20-36                           5.89            392,675(g)              393,625

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE LIMITED DURATION BOND FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Banc of America Mtge Securities
Collateralized Mtge Obligation
Series 2005-9 Cl 3A3
  10-25-20                           5.00%        $1,669,525              $1,625,400
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-8 Cl A4
  08-25-35                           5.10            350,000(d,g)            335,261
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-5 Cl 3A1
  08-25-47                           6.00            721,323(g)              721,548
ChaseFlex Trust
 Collateralized Mtge Obligation
 Series 2005-2 Cl 2A2
  06-25-35                           6.50            285,726                 291,351
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
  05-25-37                           7.73            323,854(e)               53,766
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11T1 Cl A1
  07-25-18                           4.75            153,700                 148,897
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-20CB Cl 1A1
  10-25-33                           5.50          1,073,184               1,042,465
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 2A3
  11-25-35                           5.50            314,367                 317,750
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 3A7
  11-25-35                           5.50            320,983                 324,435
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-64CB Cl 1A1
  12-25-35                           5.50            651,854                 653,528
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
  04-25-35                           7.50            280,171                 291,682
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-85CB Cl 2A2
  02-25-36                           5.50            784,208                 784,317
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
  05-25-36                           6.00            550,996                 555,327
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
  03-25-36                           6.00            612,306                 600,486
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-31CB Cl A16
  11-25-36                           6.00            296,250                 301,381

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-43CB Cl 1A4
  02-25-37                           6.00%          $661,444                $668,469
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-22 Cl 2A16
  09-25-37                           6.50            983,257                 987,726
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-25 Cl 1A1
  11-25-37                           6.50            995,136                 989,227
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
  09-25-47                           5.37            833,717(h)              770,849
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-27 Cl 2A1
  12-25-35                           5.50            879,736                 854,494
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-HYB1 Cl 6A1
  03-25-35                           5.13            780,715(g)              769,710
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
  06-25-35                           7.00            346,874(d)              366,873
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
  03-20-36                           5.36            317,241(g)              315,988
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-17 Cl 2A1
  10-25-37                           6.50            982,138                 987,970
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-HY3 Cl 4A1
  06-25-47                           6.00            536,430(g)              534,586
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR5 Cl X1
  08-19-45                           4.58          2,231,317(e)               18,827
Federal Home Loan Mtge Corp #A10892
  07-01-33                           6.00            136,900                 138,605
Federal Home Loan Mtge Corp #A12692
  10-01-32                           6.00            147,555                 149,397
Federal Home Loan Mtge Corp #A13092
  09-01-33                           5.00          1,105,625               1,064,101
Federal Home Loan Mtge Corp #A13854
  09-01-33                           6.00            209,885                 212,361
Federal Home Loan Mtge Corp #A28602
  11-01-34                           6.50            957,532                 983,687
Federal Home Loan Mtge Corp #B11835
  01-01-19                           5.50            899,114                 903,037
Federal Home Loan Mtge Corp #C77372
  03-01-33                           6.00            338,329                 342,656
Federal Home Loan Mtge Corp #C90613
  01-01-23                           5.00            152,932                 149,150
Federal Home Loan Mtge Corp #D96300
  10-01-23                           5.50            318,006                 316,449

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #E74288
  12-01-13                           6.00%          $165,773                $168,698
Federal Home Loan Mtge Corp #E96941
  06-01-18                           4.50            132,852                 128,832
Federal Home Loan Mtge Corp #E99684
  10-01-18                           5.00            271,720                 268,722
Federal Home Loan Mtge Corp #G01864
  01-01-34                           5.00            514,766                 495,433
Federal Home Loan Mtge Corp #G02757
  06-01-36                           5.00          1,611,664               1,548,383
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2795 Cl IY
  07-15-17                           9.58            217,996(e)               20,404
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 237 Cl IO
  05-15-36                           8.64            199,892(e)               50,098
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2718 Cl IA
  10-15-22                          23.46             99,226(e)                1,772
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2817 Cl SA
  06-15-32                          14.50            345,505(e)               20,426
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2576 Cl KJ
  02-15-33                           5.50            164,597                 165,469
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2641 Cl KC
  01-15-18                           6.50            187,644                 193,210
Federal Natl Mtge Assn
  11-01-22                           6.00          1,000,000(b)            1,017,188
  11-01-37                           5.00            500,000(b)              479,844
  11-01-37                           5.50            600,000(b)              591,187
  11-01-37                           6.00          4,000,000(b)            4,028,753
  11-01-37                           7.00          2,500,000(b)            2,592,975
Federal Natl Mtge Assn #252440
  05-01-29                           7.00            412,551                 432,255
Federal Natl Mtge Assn #254684
  03-01-18                           5.00          1,265,219               1,249,883
Federal Natl Mtge Assn #254916
  09-01-23                           5.50            281,657                 280,537
Federal Natl Mtge Assn #255408
  09-01-24                           5.50            987,819                 979,870
Federal Natl Mtge Assn #255788
  06-01-15                           5.50            601,490                 609,370
Federal Natl Mtge Assn #440730
  12-01-28                           6.00            187,870                 191,208
Federal Natl Mtge Assn #493945
  04-01-29                           6.50            119,270                 123,008
Federal Natl Mtge Assn #518159
  09-01-14                           7.00            412,587                 428,302
Federal Natl Mtge Assn #545216
  03-01-09                           5.90            102,735                 103,028

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 3 RIVERSOURCE LIMITED DURATION BOND FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #545869
  07-01-32                           6.50%           $78,850                 $81,315
Federal Natl Mtge Assn #555340
  04-01-33                           5.50            436,327                 431,650
Federal Natl Mtge Assn #555528
  04-01-33                           6.00            963,697                 975,188
Federal Natl Mtge Assn #555734
  07-01-23                           5.00            122,974                 119,622
Federal Natl Mtge Assn #555794
  09-01-28                           7.50             83,242                  88,366
Federal Natl Mtge Assn #582154
  05-01-31                           6.50            123,762                 127,508
Federal Natl Mtge Assn #597374
  09-01-31                           7.00            106,976                 112,696
Federal Natl Mtge Assn #611831
  02-01-31                           7.50             44,007                  46,682
Federal Natl Mtge Assn #643381
  06-01-17                           6.00            205,521                 209,509
Federal Natl Mtge Assn #646147
  06-01-32                           7.00            706,942                 744,321
Federal Natl Mtge Assn #649876
  08-01-32                           6.50             87,259                  90,417
Federal Natl Mtge Assn #650009
  09-01-31                           7.50            113,871                 120,793
Federal Natl Mtge Assn #654208
  10-01-32                           6.50            231,936                 238,723
Federal Natl Mtge Assn #655679
  08-01-32                           6.50            146,987                 151,288
Federal Natl Mtge Assn #661815
  10-01-32                           6.00            146,399                 148,440
Federal Natl Mtge Assn #662061
  09-01-32                           6.50            959,801                 987,888
Federal Natl Mtge Assn #677089
  01-01-33                           5.50            737,337                 728,830
Federal Natl Mtge Assn #678028
  09-01-17                           6.00            149,311                 152,209
Federal Natl Mtge Assn #683100
  02-01-18                           5.50            210,808                 212,024
Federal Natl Mtge Assn #683116
  02-01-33                           6.00            534,405                 540,778
Federal Natl Mtge Assn #689093
  07-01-28                           5.50            122,923                 121,789
Federal Natl Mtge Assn #708959
  06-01-18                           4.50            547,128                 530,746
Federal Natl Mtge Assn #709093
  06-01-33                           6.00            169,548                 171,420
Federal Natl Mtge Assn #710780
  05-01-33                           6.00            437,157                 441,983
Federal Natl Mtge Assn #711224
  06-01-33                           5.50             71,705                  70,862
Federal Natl Mtge Assn #711501
  05-01-33                           5.50            167,390                 165,630
Federal Natl Mtge Assn #711503
  06-01-33                           5.50            143,480                 142,337
Federal Natl Mtge Assn #720378
  06-01-18                           4.50            192,227                 186,472
Federal Natl Mtge Assn #724867
  06-01-18                           5.00            223,270                 220,736
Federal Natl Mtge Assn #725424
  04-01-34                           5.50          3,813,396               3,768,546
Federal Natl Mtge Assn #725425
  04-01-34                           5.50          1,348,096               1,332,386

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #725431
  08-01-15                           5.50%          $213,631                $214,850
Federal Natl Mtge Assn #725684
  05-01-18                           6.00            363,746                 371,135
Federal Natl Mtge Assn #725719
  07-01-33                           4.85            265,466(g)              263,496
Federal Natl Mtge Assn #725773
  09-01-34                           5.50          1,724,222               1,702,761
Federal Natl Mtge Assn #726940
  08-01-23                           5.50            154,630                 153,953
Federal Natl Mtge Assn #735212
  12-01-34                           5.00          1,287,807               1,239,081
Federal Natl Mtge Assn #735224
  02-01-35                           5.50          2,140,721               2,115,543
Federal Natl Mtge Assn #735841
  11-01-19                           4.50            612,628                 593,653
Federal Natl Mtge Assn #743347
  10-01-33                           6.00            148,076                 150,110
Federal Natl Mtge Assn #743579
  11-01-33                           5.50            693,844                 685,683
Federal Natl Mtge Assn #747339
  10-01-23                           5.50            470,350                 468,042
Federal Natl Mtge Assn #753074
  12-01-28                           5.50            196,440                 194,627
Federal Natl Mtge Assn #755056
  12-01-23                           5.50            642,603                 640,046
Federal Natl Mtge Assn #757581
  01-01-19                           5.50            699,273                 702,692
Federal Natl Mtge Assn #759330
  01-01-19                           6.50            384,136                 394,025
Federal Natl Mtge Assn #763754
  02-01-29                           5.50            262,751                 260,172
Federal Natl Mtge Assn #766641
  03-01-34                           5.00            933,213                 897,903
Federal Natl Mtge Assn #768117
  08-01-34                           5.43            174,773(g)              173,804
Federal Natl Mtge Assn #779676
  06-01-34                           5.00          1,376,299               1,324,224
Federal Natl Mtge Assn #815264
  05-01-35                           5.22            401,546(g)              401,270
Federal Natl Mtge Assn #829227
  08-01-35                           6.00          1,381,224               1,392,889
Federal Natl Mtge Assn #865689
  02-01-36                           5.86          1,079,056(g)            1,090,979
Federal Natl Mtge Assn #881629
  02-01-36                           5.50          1,191,273               1,168,901
Federal Natl Mtge Assn #885827
  06-01-36                           6.50            897,524                 923,810
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-119 Cl GI
  12-25-33                           7.32            292,328(e)               73,656
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
  07-25-33                          12.54            776,235(e)              180,906
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
  12-25-31                          10.85            262,086(e)               46,064

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
  12-25-22                           9.48%          $159,345(e)              $22,718
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 367 Cl 2
  01-01-36                           8.59          1,096,337(e)              284,705
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2005-92 CL SC
  10-25-35                           9.47          1,302,975(e)              123,444
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
  12-25-26                           8.00             68,932                  72,956
Govt Natl Mtge Assn #567717
  06-15-32                           7.50             23,400                  24,713
Govt Natl Mtge Assn #604708
  10-15-33                           5.50            254,915                 253,676
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A11
  10-19-35                           6.93            393,099(g)              403,121
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
  01-19-36                           5.36            338,333(g)              325,188
Harborview Nim
 Collateralized Mtge Obligation
 Series 2006-10 Cl N1
  11-19-36                           6.41             26,407(d)               26,374
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
  04-25-35                           4.50          5,095,044(e)               29,456
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-AR5 Cl 1A1
  05-25-37                           6.36            627,469(g)              626,113
IndyMac Index Nim
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl N1
  06-25-46                           6.65             10,584(d)               10,531
Lehman XS Trust
 Collateralized Mtge Obligation
 Series 2007-5H Cl 1A1
  05-25-37                           6.50            917,735                 924,357
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-2 Cl 4A1
  02-25-19                           5.00            312,617                 305,682
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 2A1
  05-25-34                           6.00            176,819                 175,438

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 4 RIVERSOURCE LIMITED DURATION BOND FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Master Alternative Loans Trust
Collateralized Mtge Obligation
Series 2004-7 Cl 8A1
  08-25-19                           5.00%          $182,928                $180,960
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
  09-25-19                           5.00            265,750                 257,216
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2005-3 Cl 1A2
  04-25-35                           5.50            800,000                 739,792
Morgan Stanley Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-12 Cl 3A22
  08-25-37                           6.00            992,541                 988,818
Residential Accredit Loans
 Collateralized Mtge Obligation
 Series 2006-QS3 Cl 1A10
  03-25-36                           6.00            408,335                 416,727
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
  10-25-33                           5.50            525,412                 510,333
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2004-CB2 Cl 6A
  07-25-19                           4.50            145,562                 138,719
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2005-AR14 Cl 2A1
  12-25-35                           5.29            270,744(g)              269,778
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2005-AR8 Cl 2AB1
  07-25-45                           5.12             62,975(g)               62,912
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-AR10 Cl 1A1
  09-25-36                           5.94            283,590(g)              284,924
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
  10-25-35                           5.00          1,750,786               1,663,369
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
  05-25-35                           5.50            659,670                 646,271
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR12 Cl 1A1
  09-25-36                           6.02            270,432(g)              272,358
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
  03-25-36                           5.11            582,596(g)              575,138
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-11 Cl A68
  08-25-37                           6.00            984,267                 977,367

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-14 Cl 1A2
  10-25-37                           6.00%          $498,320                $487,808
                                                                     ---------------
Total                                                                     82,229,343
------------------------------------------------------------------------------------

BANKING (1.8%)
JPMorgan Chase Bank
 Sub Nts
  10-01-17                           6.00            545,000                 552,699
Manufacturers & Traders Trust
 Sub Nts
  12-01-21                           5.63            865,000                 836,371
Popular North America
 Sr Nts
  10-01-08                           3.88          1,510,000               1,488,154
                                                                     ---------------
Total                                                                      2,877,224
------------------------------------------------------------------------------------

BROKERAGE (0.6%)
Lehman Brothers Holdings
 Sr Unsecured
  09-26-14                           6.20            940,000                 946,100
------------------------------------------------------------------------------------

CONSUMER PRODUCTS (0.1%)
Clorox
 Sr Unsecured
  10-15-12                           5.45            145,000                 145,215
------------------------------------------------------------------------------------

ELECTRIC (2.2%)
Consumers Energy
 1st Mtge Series F
  05-15-10                           4.00             45,000                  43,934
Consumers Energy
 1st Mtge Series H
  02-17-09                           4.80            705,000                 703,866
Duke Energy Carolinas LLC
 Sr Unsub Series D
  03-01-10                           7.38            320,000                 336,014
Entergy Gulf States
 1st Mtge
  06-01-08                           3.60            300,000(j)              296,394
Exelon
  06-15-10                           4.45            580,000                 570,045
Exelon Generation LLC
 Sr Unsecured
  01-15-14                           5.35             50,000                  49,095
  10-01-17                           6.20            410,000                 411,505
Portland General Electric
  03-15-10                           7.88            155,000                 165,185
Public Service Company of Colorado
 Sr Nts Series A
  07-15-09                           6.88            310,000                 319,428
Sierra Pacific Power
 Series M
  05-15-16                           6.00            380,000                 381,525
Xcel Energy
 Sr Nts
  07-01-08                           3.40            190,000                 188,060
                                                                     ---------------
Total                                                                      3,465,051
------------------------------------------------------------------------------------

FOOD AND BEVERAGE (1.7%)
Cadbury Schweppes US Finance LLC
  10-01-08                           3.88          1,675,000(d)            1,658,910

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
FOOD AND BEVERAGE (CONT.)
ConAgra Foods
 Sr Unsecured
  09-15-11                           6.75%          $185,000                $194,242
HJ Heinz
  12-01-08                           6.43            260,000(d)              264,532
Molson Coors Capital Finance
  09-22-10                           4.85            640,000(c)              635,576
                                                                     ---------------
Total                                                                      2,753,260
------------------------------------------------------------------------------------

GAS DISTRIBUTORS (0.3%)
Atmos Energy
 Sr Unsub
  10-15-09                           4.00            225,000                 220,569
NiSource Finance
 Sr Nts
  03-01-13                           6.15            185,000                 190,695
                                                                     ---------------
Total                                                                        411,264
------------------------------------------------------------------------------------

GAS PIPELINES (0.6%)
CenterPoint Energy Resources
 Sr Unsecured
  02-15-11                           7.75            175,000                 186,038
Colorado Interstate Gas
 Sr Nts
  11-15-15                           6.80            620,000                 643,668
Southern Natural Gas
  04-01-17                           5.90            185,000(d)              181,218
                                                                     ---------------
Total                                                                      1,010,924
------------------------------------------------------------------------------------

HEALTH CARE (0.3%)
Coventry Health Care
 Sr Unsecured
  08-15-14                           6.30            160,000                 162,548
Covidien Intl Finance
  10-15-17                           6.00            305,000(c,d)            309,124
                                                                     ---------------
Total                                                                        471,672
------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.1%)
Cardinal Health
 Sr Unsecured
  06-15-12                           5.65            175,000(d)              177,179
------------------------------------------------------------------------------------

INDEPENDENT ENERGY (1.0%)
Anadarko Petroleum
 Sr Unsecured
  09-15-16                           5.95            390,000                 392,098
EnCana
  11-01-11                           6.30            365,000(c)              379,001
EnCana
 Sr Nts
  10-15-13                           4.75            105,000(c)              101,365
XTO Energy
  01-31-15                           5.00            165,000                 159,110
XTO Energy
 Sr Unsecured
  02-01-14                           4.90             30,000                  29,090
  06-30-15                           5.30            560,000                 551,003
                                                                     ---------------
Total                                                                      1,611,667
------------------------------------------------------------------------------------

LIFE INSURANCE (0.2%)
Pricoa Global Funding 1
  10-18-12                           5.40            275,000(d)              277,197
------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 5 RIVERSOURCE LIMITED DURATION BOND FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)

MEDIA CABLE (1.1%)
Comcast
  03-15-16                           5.90%        $1,230,000              $1,236,418
Comcast MO of Delaware LLC
  09-01-08                           9.00            500,000                 514,240
                                                                     ---------------
Total                                                                      1,750,658
------------------------------------------------------------------------------------

MEDIA NON CABLE (1.8%)
British Sky Broadcasting Group
  02-23-09                           6.88            775,000(c)              792,258
Reed Elsevier Capital
  08-01-11                           6.75            360,000                 378,029
RR Donnelley & Sons
 Sr Unsecured
  01-15-17                           6.13            830,000                 835,996
Thomson
  02-01-08                           5.75            525,000(c)              525,679
  08-15-09                           4.25            130,000(c)              128,190
Thomson
 Sr Unsecured
  10-01-14                           5.70            170,000(c)              169,807
                                                                     ---------------
Total                                                                      2,829,959
------------------------------------------------------------------------------------

RAILROADS (0.5%)
Burlington Northern Sante Fe
  01-15-15                           4.88            205,000                 195,492
CSX
  10-15-08                           6.25            230,000                 232,305
  11-01-09                           4.88             90,000                  89,585
  03-15-12                           6.30            205,000                 211,666
CSX
 Sr Nts
  03-15-13                           5.75             95,000                  95,463
                                                                     ---------------
Total                                                                        824,511
------------------------------------------------------------------------------------

REITS (0.4%)
Brandywine Operating Partnership LP
  05-01-17                           5.70            240,000                 228,862
ERP Operating LP
  06-15-17                           5.75            375,000                 363,682
                                                                     ---------------
Total                                                                        592,544
------------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)

RETAILERS (0.9%)
Home Depot
 Sr Unsecured
  12-16-36                           5.88%          $210,000                $183,350
Home Depot
 Sr Unsub
  03-01-11                           5.20            100,000                  99,233
Kohl's
 Sr Unsecured
  12-15-17                           6.25            420,000                 420,471
Macys Retail Holdings
  07-15-09                           4.80            655,000                 648,030
                                                                     ---------------
Total                                                                      1,351,084
------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.5%)
Erac USA Finance
  10-15-17                           6.38            475,000(d)              476,929
FedEx
  04-01-09                           3.50            375,000                 366,174
                                                                     ---------------
Total                                                                        843,103
------------------------------------------------------------------------------------

WIRELINES (2.9%)
Telecom Italia Capital
  10-01-15                           5.25            560,000(c)              539,661
Telefonica Europe
  09-15-10                           7.75            705,000(c)              754,882
TELUS
  06-01-11                           8.00          1,965,000(c,j)          2,131,372
Verizon New York
 Series A
  04-01-12                           6.88          1,075,000               1,139,295
Verizon Pennsylvania
 Series A
  11-15-11                           5.65             65,000                  66,253
                                                                     ---------------
Total                                                                      4,631,463
------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $160,349,839)                                                    $160,471,231
------------------------------------------------------------------------------------

MUNICIPAL BONDS (0.4%)
NAME OF
ISSUER AND                         COUPON        PRINCIPAL
TITLE OF ISSUE                      RATE          AMOUNT                    VALUE(A)
TOBACCO
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2007A-1
  06-01-46                           6.71%          $745,000                $701,753
------------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $744,926)                                                            $701,753
------------------------------------------------------------------------------------

MONEY MARKET FUND (2.7%)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund                   4,177,795(l)           $4,177,795
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $4,177,795)                                                        $4,177,795
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $165,272,560)(m)                                                 $165,350,779
====================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2007.

(b) At Oct. 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $9,424,354.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Oct. 31, 2007, the value of foreign securities represented 4.1% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2007, the value of these securities amounted to $8,513,512 or 5.4% of net assets.

(e) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Oct. 31, 2007.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single-and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2007.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2007.

--------------------------------------------------------------------------------

 6 RIVERSOURCE LIMITED DURATION BOND FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

(i) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AMBAC  -- Ambac Assurance Corporation
FSA    -- Financial Security Assurance
MBIA   -- MBIA Insurance Corporation

(j) Partially pledged as initial margin deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                     NOTIONAL AMOUNT
------------------------------------------------------------------------------------
PURCHASE CONTRACTS
U.S. Treasury Note, Dec. 2007, 2-year                                  $1,400,000
SALE CONTRACTS
U.S. Long Bond, Dec. 2007, 20-year                                      2,600,000
U.S. Treasury Note, Dec. 2007, 5-year                                     900,000
U.S. Treasury Note, Dec. 2007, 10-year                                  1,400,000

(k) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(l) Affiliated Money Market Fund - The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(m) At Oct. 31, 2007, the cost of securities for federal income tax purposes was approximately $165,273,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:


-------------------------------------------------------------------------------
Unrealized appreciation                                              $1,247,000
Unrealized depreciation                                              (1,169,000)
-------------------------------------------------------------------------------
Net unrealized appreciation                                             $78,000
-------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 7 RIVERSOURCE LIMITED DURATION BOND FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

                               PORTFOLIO HOLDINGS

                                      FOR

                         RIVERSOURCE FLOATING RATE FUND

                                AT OCT. 31, 2007

INVESTMENTS IN SECURITIES

OCT. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

SENIOR LOANS (89.3%)(h)
                                  COUPON      PRINCIPAL
BORROWER                           RATE        AMOUNT                   VALUE(A)
AEROSPACE & DEFENSE (0.9%)
Axle Tech Intl
 2nd Lien Term Loan
 04-21-13                             11.73%      $500,000              $491,250
Axle Tech Intl
 Tranche B Term Loan
 10-21-12                         7.13-7.23     1,791,045              1,768,656
Midwestern Aircraft
 Tranche B Term Loan
 12-31-11                              7.11     1,014,750              1,004,603
TransDigm
 Tranche B Term Loan
 05-26-13                              7.20     1,300,000              1,275,950
Wesco Aircraft Hardware
 2nd Lien Term Loan
 03-29-14                             10.95       775,000                776,938
Wesco Aircraft Hardware
 Tranche B Term Loan
 09-29-13                              7.45       778,000                768,275
                                                                 ---------------
Total                                                                  6,085,672
--------------------------------------------------------------------------------

AIRLINES (1.5%)
American Airlines
 1st Lien Term Loan
 12-17-10                         7.36-7.41       393,939                384,256
Delta Airlines
 2nd Lien Term Loan
 04-30-14                              8.61     1,825,000              1,797,625
Delta Airlines
 Credit Linked Deposit
 04-30-12                         2.15-6.84     2,300,000              2,139,000
United Airlines
 Term Loan
 02-01-14                         6.88-7.13     2,736,250              2,617,114
US Airways
 Term Loan
 03-19-14                              7.37     2,850,000              2,719,983
                                                                 ---------------
Total                                                                  9,657,978
--------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                  COUPON      PRINCIPAL
BORROWER                           RATE        AMOUNT                   VALUE(A)

AUTOMOTIVE (4.6%)
Accuride
 Tranche B Term Loan
 01-31-12                              7.13%    $1,071,364            $1,045,255
Cooper Standard Auto
 Tranche D Term Loan
 12-23-11                              7.75       491,250                481,734
Dana
 Tranche B
 Debtor in Possession Term Loan
 03-03-08                              7.98     1,175,000(k)           1,165,553
Delphi
 Tranche B
 Debtor in Possession Term Loan
 12-31-07                              7.38     2,500,000(k)           2,483,600
Dura Operating
 Letter of Credit
 12-31-07                              8.57       224,324                223,577
Dura Operating
 Tranche B
 Debtor in Possession Term Loan
 12-31-07                              8.57     1,173,225(k)           1,169,318
Federal Mogul
 Tranche B
 Debtor in Possession Term Loan
 12-31-07                              6.65     2,875,000(k)           2,850,563
Goodyear Engineered Product
 Delayed Draw Term Loan
 TBD                                    TBD       150,000(b,i,j)         147,375
Goodyear Engineered Product
 Term Loan
 07-13-14                              7.46     1,050,000              1,031,625
Goodyear Tire & Rubber
 2nd Lien Term Loan
 04-19-14                              6.43     1,850,000              1,790,652
Mark IV
 2nd Lien Term Loan
 12-21-11                       10.82-11.13     1,000,000                963,750
Mark IV
 Term Loan
 06-21-11                         7.65-7.89     1,367,151              1,314,174
Metaldyne
 Letter of Credit
 01-11-12                         3.90-9.00       304,167                298,083

SENIOR LOANS (CONTINUED)
                                  COUPON      PRINCIPAL
BORROWER                           RATE        AMOUNT                   VALUE(A)
AUTOMOTIVE (CONT.)
Metaldyne
 Tranche B Term Loan
 01-11-14                              9.00%    $2,068,333            $2,026,967
Motorsports Aftermarket
 Term Loan
 11-30-13                              7.70     1,262,250              1,214,916
Navistar
 Letter of Credit
 01-19-12                         5.17-8.23     1,186,667              1,171,833
Navistar
 Tranche B Term Loan
 01-19-12                              8.23     3,263,333              3,222,541
Oshkosh Truck
 Tranche B Term Loan
 12-06-13                              7.45     1,481,250              1,455,950
Plastech Engineered Products
 Tranche B Term Loan
 02-12-13                             11.08       818,813                763,543
TRW Automotive Acquisition
 Term Loan
 05-13-13                         6.69-6.88     2,319,188              2,290,198
Visteon
 Incremental Term Loan
 01-10-14                              8.38     1,125,000              1,063,125
Visteon
 Term Loan
 06-13-13                              8.38     2,250,000              2,137,140
                                                                 ---------------
Total                                                                 30,311,472
--------------------------------------------------------------------------------

BANKING (0.1%)
Ashtead Group
 Term Loan
 08-31-11                              7.13       940,500                921,690
--------------------------------------------------------------------------------

BUILDING MATERIALS (0.6%)
Builders Materials Corp of America
 Term Loan
 03-19-14                         7.81-9.50     1,339,900              1,201,448
Jacuzzi Brands
 Letter of Credit
 02-07-14                              5.26       162,162                145,946
Jacuzzi Brands
 Term Loan
 02-07-14                         7.38-7.75     1,830,541              1,620,029

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE FLOATING RATE FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

SENIOR LOANS (CONTINUED)
                                  COUPON      PRINCIPAL
BORROWER                           RATE        AMOUNT                   VALUE(A)
BUILDING MATERIALS (CONT.)
Nortek
Tranche B Term Loan
 08-27-11                         7.50-9.00%      $984,772              $960,152
                                                                 ---------------
Total                                                                  3,927,575
--------------------------------------------------------------------------------

CHEMICALS (5.1%)
Brenntag
 Term Loan
 01-17-14                              7.39        98,182(c)              95,850
Brenntag
 Tranche B2 Term Loan
 01-17-14                              7.39       401,818(c)             391,021
Celanese
 Credit Linked Deposit
 03-30-14                              5.12       600,000                583,998
Celanese
 Term Loan
 04-06-14                              6.98       890,513(c)             877,823
Cognis Deutschland
 1st Lien Term Loan
 09-04-13                              7.36     3,050,000(c)           2,926,719
Georgia Gulf
 Tranche B Term Loan
 10-13-13                              7.63     1,921,516              1,896,305
Hercules
 Term Loan
 10-08-10                         6.62-6.71     1,343,590              1,326,378
Hexion Specialty Chemicals
 Term Loan
 05-05-13                              7.50     1,521,130              1,503,698
Hexion Specialty Chemicals
 Tranche C2 Term Loan
 05-05-13                              7.50       330,433                326,887
Hexion Specialty Chemicals
 Tranche C4 Term Loan
 05-05-13                              7.63     1,460,250              1,444,582
Huntsman Intl LLC
 Tranche B Term Loan
 04-19-14                              6.64     1,206,761              1,196,334
 TBD                                    TBD     2,000,000(b,j)         1,982,719
Ineos
 Tranche A4 Term Loan
 12-16-12                         7.36-7.45     2,208,645(c)           2,155,262
Ineos
 Tranche B2 Term Loan
 12-16-13                         7.36-7.45       145,956(c)             144,618
Ineos
 Tranche C2 Term Loan
 12-16-14                         7.86-7.95       145,505(c)             144,142
Invista Canada
 Tranche B2 Term Loan
 04-29-11                              6.70       884,770                863,757
Invista SARL
 Tranche B1 Term Loan
 04-29-11                              6.70     1,633,873              1,605,280
ISP Chemical
 Tranche B Term Loan
 06-04-14                              6.81     1,528,189              1,489,984
Kraton Polymers
 Term Loan
 05-12-13                              7.25     1,201,720              1,168,673

SENIOR LOANS (CONTINUED)
                                  COUPON      PRINCIPAL
BORROWER                           RATE        AMOUNT                   VALUE(A)
CHEMICALS (CONT.)
Lyondell Chemical
 Term Loan
 08-16-13                         6.63-6.86%    $1,435,500            $1,425,997
MacDermid
 Term Loan
 04-07-14                              7.20     1,094,500              1,061,665
Millenium Chemicals
 2nd Lien Term Loan
 11-15-14                             10.95       825,000                769,313
Millinium Chemicals
 Term Loan
 05-15-14                              9.70     1,450,000              1,352,125
Nalco Chemical
 Tranche B Term Loan
 11-01-10                         6.87-7.12       828,189                822,599
Rockwood Specialties Group
 Tranche E Term Loan
 12-13-13                              6.46     2,581,201              2,538,792
Solutia
 Tranche B
 Debtor in Possession Term Loan
 03-31-08                              8.06     3,429,928(k)           3,423,513
                                                                 ---------------
Total                                                                 33,518,034
--------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (1.5%)
Chart Inds
 Tranche B 1st Lien Term Loan
 10-17-12                              7.19       618,596                610,863
Flowserve
 Term Loan
 08-10-12                         6.75-7.13     2,885,930              2,835,427
Nacco Materials
 Tranche B Term Loan
 05-15-13                         7.13-7.56       987,500                950,469
Neff Rental
 2nd Lien Term Loan
 11-30-14                              8.90     2,300,000              2,056,200
Terex
 Term Loan
 07-14-13                              6.95     1,720,874              1,703,665
United Rentals
 Credit Linked Deposit
 02-14-11                              5.32       233,911                232,742
United Rentals
 Term Loan
 02-14-11                              7.13       556,077                552,368
Xerium Technologies
 Tranche B Term Loan
 05-18-12                              7.95     1,208,105              1,136,379
                                                                 ---------------
Total                                                                 10,078,113
--------------------------------------------------------------------------------

CONSUMER PRODUCTS (2.0%)
Amscan
 Term Loan
 05-25-13                         7.35-7.75     2,314,622              2,227,824
Chattem
 Tranche B Term Loan
 01-02-13                         6.88-6.97       703,250                699,734
Fender Musical Instruments
 Delayed Draw Term Loan
 TBD                                    TBD       566,667(b,i,j)         549,667

SENIOR LOANS (CONTINUED)
                                  COUPON      PRINCIPAL
BORROWER                           RATE        AMOUNT                   VALUE(A)
CONSUMER PRODUCTS (CONT.)
Fender Musical Instruments
 Term Loan
 06-09-14                              7.65%    $1,130,500            $1,096,585
Huish Detergents
 2nd Lien Term Loan
 11-07-14                              9.45     1,200,000              1,049,004
Huish Detergents
 Term Loan
 04-26-14                              7.20     1,047,375                998,494
Jarden
 Tranche B Term Loan
 01-24-12                              6.95     1,585,788              1,558,037
KIK Custom Products
 Term Loan
 05-24-14                              7.46       750,000                705,000
Simmons
 Tranche D Term Loan
 12-19-11                         6.88-8.75     2,681,019              2,630,749
Spectrum Brands
 Synthetic Letter of Credit
 04-04-13                              4.97        66,452                 65,175
Visant
 Tranche C Term Loan
 10-04-11                              7.20       844,846                834,547
Weight Watchers Intl
 Tranche B Term Loan
 01-31-14                              6.75       595,500                589,360
                                                                 ---------------
Total                                                                 13,004,176
--------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (4.4%)
Alixpartners LLC
 Tranche C Term Loan
 10-12-13                              7.25     2,158,688              2,120,910
Blount
 Term Loan
 08-09-10                              6.88     1,934,304              1,890,782
Coinmach
 Tranche B1 Term Loan
 12-19-12                         7.56-7.88       180,533                179,179
Contech Constructions Products
 Term Loan
 01-31-13                         7.13-7.67     2,256,639              2,200,223
Foamex LP
 Tranche B Term Loan
 02-07-13                         7.14-9.00       757,675                725,474
Generac
 2nd Lien Term Loan
 05-10-14                        7.73-11.23       650,000                469,625
Generac
 Term Loan
 11-09-13                        7.73-11.23       891,000                777,398
GenTek
 1st Lien Term Loan
 02-28-11                         7.08-7.69     1,202,935              1,169,854
GPX Intl Tire
 Tranche B Term Loan
 04-06-12                             11.75       985,000                788,000
Hillman Group
 Term Loan
 03-31-11                         7.88-8.56       987,462                962,775
Hillman Group
 Tranche B 1st Lien Term Loan
 03-31-11                         7.88-8.56       985,019                960,394

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE FLOATING RATE FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

SENIOR LOANS (CONTINUED)
                                  COUPON      PRINCIPAL
BORROWER                           RATE        AMOUNT                   VALUE(A)
DIVERSIFIED MANUFACTURING (CONT.)
Invensys
Term Loan
 12-15-10                              7.36%      $527,083(c)           $516,542
Invensys
 Tranche A Term Loan
 01-15-11                              7.24       622,917(c)             610,458
Itron
 Tranche B Term Loan
 04-18-14                         7.13-7.20     1,641,750              1,620,210
Johnson Diversey
 Term Loan
 12-16-11                              7.36       515,520                508,860
Maxim Crane Works LP
 Term Loan
 06-29-14                         6.80-8.75       997,500                942,638
New Customer Service
 Term Loan
 05-22-14                         7.46-8.22     1,963,910              1,850,985
Petroleum Geo-Services
 Tranche B 1st Lien Term Loan
 02-12-13                              7.62       895,500                868,635
Rexnord
 Incremental Term Loan
 07-19-13                              7.64     1,299,779              1,273,783
Rexnord
 Tranche B Term Loan
 07-21-13                         7.50-7.68     1,448,361              1,434,790
RSC Holding III
 2nd Lien Term Loan
 11-30-13                              8.75     1,412,617              1,373,770
Sensus Metering Systems
 Tranche B1 Term Loan
 12-17-10                         7.20-7.50     1,912,774              1,874,518
Sensus Metering Systems
 Tranche B2 Term Loan
 12-31-10                         7.20-7.38       124,275                121,789
Trimas
 Letter of Credit
 08-02-11                              7.37       551,863                540,826
Trimas
 Tranche B Term Loan
 07-18-13                              7.61     1,781,545              1,745,914
Wire Rope Corp of America
 Delayed Draw Term Loan
 01-29-14                         7.60-7.86       456,229                444,823
Wire Rope Corp of America
 Term Loan
 01-29-14                              7.45     1,137,143              1,108,714
                                                                 ---------------
Total                                                                 29,081,869
--------------------------------------------------------------------------------

ELECTRIC (5.3%)
AES
 Term Loan
 08-10-11                         7.00-7.19     1,571,429              1,560,303
ANP Funding I LLC
 2nd Lien Term Loan
 07-29-10                              8.73       170,482                170,056
Bicent Power
 Term Loan
 07-12-14                              7.25       200,000                196,000
Boston Generating LLC
 Letter of Credit
 12-21-13                              5.07       224,138                219,976

SENIOR LOANS (CONTINUED)
                                  COUPON      PRINCIPAL
BORROWER                           RATE        AMOUNT                   VALUE(A)
ELECTRIC (CONT.)
Boston Generating LLC
 Revolver Term Loan
 12-21-13                              5.07%       $62,759               $61,593
Boston Generating LLC
 Term Loan
 12-21-13                              7.45     1,005,505                986,833
Calpine
 Tranche B
 Debtor in Possession Term Loan
 04-04-09                              7.45     5,049,625(k)           4,987,564
Cogentrix
 Term Loan
 04-14-12                              6.26     2,096,831              2,070,621
Coleto Creek
 2nd Lien Term Loan
 06-28-13                              9.20       691,250                662,736
Energy Future Holdings
 Tranche B2 Term Loan
 TBD                                    TBD     1,350,000(b,j)         1,346,625
Enersys
 Term Loan
 03-17-11                         6.88-7.25     1,972,360(c)           1,923,051
La Paloma Generating LLC
 2nd Lien Term Loan
 08-16-13                              8.70     2,777,778              2,659,722
LS Power
 2nd Lien Term Loan
 11-01-14                              8.94       700,000                680,750
LS Power
 Term Loan
 05-01-14                              7.19     1,033,500              1,007,663
Metcalf Energy Center LLC
 Term Loan
 06-20-10                              8.54     3,000,000              2,939,999
NE Energy
 2nd Lien Term Loan
 05-01-14                              9.75     1,000,000                947,500
NE Energy
 Letter of Credit
 11-01-13                              7.75       179,675                172,488
NE Energy
 Tranche B Term Loan
 11-01-13                              8.09     1,470,165              1,411,359
NRG Energy
 Letter of Credit
 02-01-13                              6.85       643,216                628,833
NRG Energy
 Term Loan
 02-01-13                              6.95     1,545,476              1,510,919
 TBD                                    TBD       975,000(b,i,j)         951,844
Reliant Energy
 Letter of Credit
 06-30-14                         5.00-5.59     1,650,000              1,600,500
TPF Generating Holding
 2nd Lien Term Loan
 12-15-14                              9.45     2,525,000              2,405,063
TPF Generating Holding
 Revolver Term Loan
 12-15-11                              5.26        37,754                 37,093
TPF Generating Holding
 Synthetic Letter of Credit
 12-15-13                              5.26       120,434                118,227

SENIOR LOANS (CONTINUED)
                                  COUPON      PRINCIPAL
BORROWER                           RATE        AMOUNT                   VALUE(A)
ELECTRIC (CONT.)
TPF Generating Holding
 Tranche B Term Loan
 12-15-13                              7.20%      $615,956              $604,148
USPF Holdings LLC
 Term Loan
 04-11-14                         6.96-6.99     2,718,188              2,589,074
                                                                 ---------------
Total                                                                 34,450,540
--------------------------------------------------------------------------------

ENTERTAINMENT (2.6%)
AMC Entertainment
 Tranche B Term Loan
 01-26-13                              6.61     1,714,297              1,680,491
AMF Bowling Worldwide
 Term Loan
 06-08-13                         8.06-8.22     1,271,813              1,233,658
Cedar Fair
 Tranche B Term Loan
 08-30-12                              6.75       671,301                654,941
Cinemark USA
 Tranche B Term Loan
 10-05-13                         6.98-7.45     3,080,592              3,006,873
Hit Entertainment
 2nd Lien Term Loan
 02-26-13                             10.86       500,000                476,875
Hit Entertainment
 Tranche B Term Loan
 03-20-12                              7.17     1,984,847              1,947,631
MGM Holdings II
 Tranche B1 Term Loan
 04-08-12                              8.45     2,835,750              2,717,017
Natl CineMedia LLC
 Term Loan
 02-13-15                              7.46       875,000                843,964
Regal Cinemas
 Tranche B Term Loan
 10-27-13                              6.70       963,991                942,649
Six Flags Premier Parks
 Tranche B Term Loan
 04-30-15                              7.75     3,017,438              2,865,630
Warner Music Group
 Tranche B Term Loan
 02-28-11                         7.09-7.54       386,466                378,253
                                                                 ---------------
Total                                                                 16,747,982
--------------------------------------------------------------------------------

ENVIRONMENTAL (0.5%)
Allied Waste North America
 Credit Linked Deposit
 03-28-14                              5.12       294,867                288,454
Allied Waste North America
 Tranche B Term Loan
 03-28-14                         6.28-6.89       678,127                664,422
Energy Solutions
 Tranche B Term Loan
 06-07-13                              7.57         5,952                  5,855
EnviroSolutions Real Property
 Term Loan
 07-07-12                         8.78-9.26       699,713                687,468
Synagro Technologies
 Term Loan
 04-02-14                              7.50     1,995,000              1,935,150
                                                                 ---------------
Total                                                                  3,581,349
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 3 RIVERSOURCE FLOATING RATE FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

SENIOR LOANS (CONTINUED)
                                  COUPON      PRINCIPAL
BORROWER                           RATE        AMOUNT                   VALUE(A)

FOOD AND BEVERAGE (3.3%)
Advance Food
 Delayed Draw Term Loan
 TBD                                    TBD      $255,556(b,i,j)        $244,056
Advance Food
 Tranche B Term Loan
 03-16-14                              6.95%       889,972               849,923
Aramark
 Letter of Credit
 01-26-14                              5.20       164,679                160,698
Aramark
 Term Loan
 01-20-14                              7.20     2,073,722              2,023,600
B&G Foods
 Tranche C Term Loan
 02-23-13                              7.51       621,739                612,413
Best Brands
 Term Loan
 12-12-12                       10.13-10.23       705,286                638,284
Birds Eye Foods
 Term Loan
 03-22-13                              6.95       904,750                871,573
Bolthouse Farms
 Term Loan
 12-16-12                              7.50       491,250                483,267
Bumble Bee Foods LLC
 Term Loan
 05-02-12                         7.47-7.61     2,000,000              1,965,000
Chiquita Brands Intl
 Tranche C Term Loan
 06-28-12                              7.88     1,800,150              1,765,641
Constellation Brands
 Tranche B Term Loan
 06-05-13                              6.69     1,854,118              1,822,245
Dean Foods
 Tranche B Term Loan
 04-02-14                              6.70     1,592,000              1,538,270
Del Monte
 Term Loan
 02-08-12                         6.36-6.57     2,792,960              2,758,049
FSB Global
 2nd Lien Term Loan
 03-29-14                             10.94       525,000                519,750
FSB Global
 Tranche B Term Loan
 09-29-13                         7.38-7.69       500,000                490,000
OSI Group LLC
 Tranche B Term Loan
 09-02-11                              7.20     1,354,905              1,317,645
Restaurant Company
 Tranche B Term Loan
 05-03-13                         8.11-9.50       987,500                962,813
THL Food Products
 Tranche B1 Term Loan
 11-21-10                              7.36     1,448,629              1,431,433
United Agricultural Products
 Term Loan
 06-01-12                              7.90     1,012,188              1,009,657
                                                                 ---------------
Total                                                                 21,464,317
--------------------------------------------------------------------------------

GAMING (4.1%)
BLB Wembly
 Term Loan
 07-18-11                         7.63-8.08     2,469,816              2,389,546

SENIOR LOANS (CONTINUED)
                                  COUPON      PRINCIPAL
BORROWER                           RATE        AMOUNT                   VALUE(A)
GAMING (CONT.)
Cannery Casino Resorts
 2nd Lien Term Loan
 05-18-14                              9.76%    $1,000,000              $957,500
Cannery Casino Resorts
 Delayed Draw Term Loan
 05-18-13                         7.46-7.97       145,669                141,027
 TBD                                    TBD       684,646(b,i,j)         662,826
Cannery Casino Resorts
 Term Loan
 05-18-13                              7.76     1,017,136                984,079
Fontainebleau Las Vegas
 Delayed Draw Term Loan
 TBD                                    TBD       933,333(b,i,j)         907,667
Fontainebleau Las Vegas
 Term Loan
 06-05-14                              8.95     1,866,667              1,815,333
Golden Nugget
 2nd Lien Term Loan
 06-22-14                              8.30     2,025,000              1,898,438
Golden Nugget
 Delayed Draw Term Loan
 TBD                                    TBD     1,163,636(b,i,j)       1,128,727
Golden Nugget
 Term Loan
 06-22-14                         6.82-7.05     2,036,364              1,975,273
Greektown Casino LLC
 Delayed Draw Term Loan
 TBD                                    TBD       300,000(b,i,j)         288,750
Greektown Casino LLC
 Term Loan
 12-03-12                              8.00       299,400                287,424
Green Valley Ranch Gaming
 2nd Lien Term Loan
 08-08-14                              8.79     1,400,000              1,326,500
Green Valley Ranch Gaming
 Term Loan
 02-16-14                              8.00       814,841                794,470
Greenwood Racing
 Term Loan
 11-28-11                              7.01     1,017,313                994,423
Herbst Gaming
 Delayed Draw Term Loan
 01-03-14                         8.17-8.20       398,000                395,015
Herbst Gaming
 Term Loan
 01-03-14                         8.14-8.20       794,000                789,371
Isle of Capri Casinos
 Delayed Draw Term Loan
 01-18-15                              6.64       352,059                337,977
Isle of Capri Casinos
 Term Loan
 11-25-13                              6.74       880,147                844,941
Isle of Capri Casinos
 Tranche A Delayed Draw Term Loan
 TBD                                    TBD       264,706(b,i,j)         254,118
Penn Natl Gaming
 Tranche A Term Loan
 10-31-11                         6.79-6.86       558,140                553,021
Penn Natl Gaming
 Tranche B Term Loan
 10-03-12                         7.76-7.11       491,228                486,851

SENIOR LOANS (CONTINUED)
                                  COUPON      PRINCIPAL
BORROWER                           RATE        AMOUNT                   VALUE(A)
GAMING (CONT.)
Seminole Tribe of Florida
 Tranche B1 Delayed Draw Term Loan
 03-03-14                         6.75-7.13%      $249,393              $247,211
Seminole Tribe of Florida
 Tranche B2 Delayed Draw Term Loan
 03-03-14                              7.13       841,700                834,336
Seminole Tribe of Florida
 Tranche B3 Delayed Draw Term Loan
 03-05-14                              6.75       833,907                826,610
Venetian Casino Resort
 Delayed Draw Term Loan
 TBD                                    TBD       730,000(b,i,j)         704,450
Venetian Casino Resort
 Term Loan
 05-18-14                              6.95     2,912,700              2,821,153
Venetian Macao
 Term Loan
 05-23-13                              7.45     1,250,000              1,227,500
                                                                 ---------------
Total                                                                 26,874,537
--------------------------------------------------------------------------------

GAS PIPELINES (1.2%)
Callon Petroleum
 Term Loan
 06-30-14                             12.00     2,975,000              2,975,000
CGG - Compagnie Generale de geophysique-Volnay
 Term Loan
 01-12-14                              7.13     1,204,875(c)           1,192,079
El Paso
 Letter of Credit
 07-11-11                              5.22       475,000                468,322
Kinder Morgan
 Tranche B Term Loan
 05-30-14                         6.63-7.24     3,416,170              3,329,160
                                                                 ---------------
Total                                                                  7,964,561
--------------------------------------------------------------------------------

HEALTH CARE (7.8%)
Advanced Medical Optics
 Term Loan
 04-02-14                         6.57-7.29     2,985,000              2,880,525
AGA Medical
 Tranche B Term Loan
 04-28-13                              7.17     2,087,745              1,988,577
AMN Healthcare Services
 Term Loan
 11-02-11                              6.95       902,530                876,023
Biomet
 Term Loan
 03-25-15                              8.20     1,475,000              1,468,363
Carestream Health
 Term Loan
 04-10-13                         7.13-7.36     4,500,000              4,342,499
CHG Healthcare Services
 2nd Lien Term Loan
 12-20-13                             11.18       525,000                510,563
CHG Healthcare Services
 Letter of Credit
 12-20-13                              7.13       153,450                148,847
CHG Healthcare Services
 Term Loan
 12-20-12                         7.62-7.74       615,350                596,890
Community Health Systems
 Delayed Draw Term Loan
 TBD                                    TBD       247,486(b,i,j)         241,980

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 4 RIVERSOURCE FLOATING RATE FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

SENIOR LOANS (CONTINUED)
                                  COUPON      PRINCIPAL
BORROWER                           RATE        AMOUNT                   VALUE(A)
HEALTH CARE (CONT.)
Community Health Systems
Term Loan
 07-25-14                              7.76%    $3,752,514            $3,669,020
DaVita
 Tranche B1 Term Loan
 10-05-12                         6.26-7.01     2,025,000              1,976,906
DJ Orthopedics
 Tranche B Term Loan
 04-07-13                         6.31-6.63       798,571                796,575
Emdeon Business Services
 Term Loan
 11-16-13                              7.45     1,823,686              1,787,212
Emdeon Business Services
 Tranche C 2nd Lien Term Loan
 05-16-14                             10.20       975,000                965,250
Encore Medical Finance
 Tranche B Term Loan
 11-03-13                         7.82-7.86       716,368                712,786
Hanger Orthopedics Group
 Tranche B Term Loan
 05-26-13                              7.45     1,234,375              1,203,516
HCA
 Tranche B Term Loan
 01-21-13                              7.45     2,012,182              1,962,380
Health Management Assn
 Term Loan
 02-28-14                         6.50-6.95     3,457,625              3,296,845
Healthcare Partners
 Term Loan
 10-31-13                         6.58-7.13       791,385                769,622
IASIS Healthcare
 Delayed Draw Term Loan
 03-14-14                              7.72       291,177                277,346
 TBD                                    TBD       400,397(b,i,j)         381,378
IASIS Healthcare
 Letter of Credit
 03-14-14                              4.69       184,420                176,121
IASIS Healthcare
 Tranche B Term Loan
 03-14-14                         7.07-7.20     2,013,886              1,928,296
Invacare
 Tranche B Term Loan
 02-12-13                         7.00-7.21       719,563                705,171
inVentiv Health
 Delayed Draw Term Loan
 TBD                                    TBD        57,143(b,i,j)          55,571
inVentiv Health
 Term Loan
 07-12-14                              6.57       942,857                916,929
Inverness Medical
 Term Loan
 06-26-14                              7.20     1,471,313              1,438,208
LifePoint Hospitals
 Term Loan
 04-15-12                              7.17     1,027,413              1,007,512
Matria Healthcare
 Tranche B Term Loan
 01-19-12                         7.20-7.50       768,126                749,883
Matria Healthcare
 Tranche B2 Term Loan
 01-19-12                              7.20       485,269                473,744

SENIOR LOANS (CONTINUED)
                                  COUPON      PRINCIPAL
BORROWER                           RATE        AMOUNT                   VALUE(A)
HEALTH CARE (CONT.)
Natl Mentor Holding
 Letter of Credit
 06-29-13                              5.32%      $579,665              $565,173
Natl Mentor Holding
 Tranche B Term Loan
 06-29-13                              7.20     4,163,559              4,059,470
ReAble Therapeutics Finance LLC
 Term Loan
 11-13-13                              7.86       550,000                547,250
Royalty Pharma Finance Trust
 Term Loan
 04-16-13                         6.63-6.84     1,791,000              1,777,568
Select Medical
 Term Loan
 02-24-12                         7.20-7.49     1,234,177              1,185,834
Skilled Healthcare
 Tranche B Term Loan
 06-15-12                         6.80-6.98       392,965                384,123
Stiefel Laboratories
 Delayed Draw Term Loan
 12-28-13                              7.50     1,303,319              1,273,994
Stiefel Laboratories
 Term Loan
 12-28-13                              7.50     1,703,969              1,665,629
Surgical Care
 Tranche B Term Loan
 12-27-13                              7.45       673,313                644,697
Vanguard Health Systems
 Term Loan
 09-23-11                              7.45       890,555                873,857
                                                                 ---------------
Total                                                                 51,282,133
--------------------------------------------------------------------------------

HOME CONSTRUCTION (0.2%)
Rhodes Companies LLC
 Tranche B Term Loan
 11-21-10                              8.70       410,256                369,744
Standard Pacific
 Tranche B Term Loan
 05-05-13                              7.27       855,000                713,925
                                                                 ---------------
Total                                                                  1,083,669
--------------------------------------------------------------------------------

INDEPENDENT ENERGY (0.1%)
NewPark Resources
 Tranche B Term Loan
 08-18-11                              7.89       472,022                464,941
Riverside Energy Center LLC
 Tranche B Term Loan
 06-24-11                              9.38       275,086                274,399
Rocky Mountain Energy Center
 Credit Linked Deposit
 06-24-11                         5.47-9.82       191,382                190,903
                                                                 ---------------
Total                                                                    930,243
--------------------------------------------------------------------------------

INTEGRATED ENERGY (0.2%)
Alon USA
 Term Loan
 06-09-13                         7.00-7.61     1,481,250              1,446,070
--------------------------------------------------------------------------------

LIFE INSURANCE (1.0%)
Asurion
 Term Loan
 07-03-14                              8.36     2,950,000              2,879,938

SENIOR LOANS (CONTINUED)
                                  COUPON      PRINCIPAL
BORROWER                           RATE        AMOUNT                   VALUE(A)
LIFE INSURANCE (CONT.)
Conseco
 Term Loan
 12-12-13                              6.82%      $750,000              $713,910
Conseco
 Tranche B Term Loan
 10-10-13                              6.82     2,179,606              2,074,723
Swett & Crawford
 Term Loan
 04-03-14                              7.46     1,144,250              1,075,595
                                                                 ---------------
Total                                                                  6,744,166
--------------------------------------------------------------------------------

MEDIA CABLE (5.4%)
Cequel Communication LLC
 Term Loan
 10-26-13                         7.24-8.75     1,840,750              1,781.962
Charter Communications
 Term Loan
 04-28-13                              7.36     1,900,000              1,822,309
 09-06-14                              7.13     2,700,000              2,589,597
CSC Holdings
 Incremental Term Loan
 03-29-13                              6.88     1,474,619              1,438,255
DirecTV Holdings
 Term Loan
 04-13-13                              6.25     3,355,163              3,329,060
Discovery Communications
 Term Loan
 05-14-14                              7.20     1,920,188              1,892,825
Hallmark Entertainment
 2nd Lien Term Loan
 04-13-14                              9.02     1,700,000              1,661,750
Insight Midwest
 Tranche B Term Loan
 04-06-14                              7.00     2,457,228              2,403,218
MCC Iowa LLC
 Tranche D1 Term Loan
 01-31-15                              6.61       992,500                960,740
Mediacom Illinois LLC
 Tranche C Term Loan
 02-05-15                              6.61       992,500                961,068
NTL Telewest
 Tranche B4 Term Loan
 01-10-12                              7.22     1,500,000(c)           1,465,320
Quebecor Media
 Tranche B Term Loan
 01-17-13                              7.24     1,870,444(c)           1,837,711
RCN
 Tranche B Term Loan
 05-18-14                              7.50     2,192,563              2,132,267
Telesat
 Delayed Draw Term Loan
 TBD                                    TBD       129,921(b,c,i,j)         128,738
Telesat
 Term Loan
 TBD                                    TBD     1,520,079(b,c,j)       1,506,231
Univision
 Delayed Draw Term Loan
 09-23-14                              7.00       195,974                185,379
 TBD                                    TBD       244,966(b,i,j)         231,723
Univision
 Term Loan
 09-23-14                              7.21     6,859,060              6,488,260

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 5 RIVERSOURCE FLOATING RATE FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

SENIOR LOANS (CONTINUED)
                                  COUPON      PRINCIPAL
BORROWER                           RATE        AMOUNT                   VALUE(A)
MEDIA CABLE (CONT.)
UPC Broadband Holding
Term Loan
 03-31-13                              7.13%      $887,500              $859,215
 12-31-13                              7.13       887,500                859,215
Wave Division
 Delayed Draw Term Loan
 06-30-14                         7.65-7.87       720,000                705,600
                                                                 ---------------
Total                                                                 35,240,443
--------------------------------------------------------------------------------

MEDIA NON CABLE (10.8%)
Advanstar
 2nd Lien Term Loan
 12-01-14                             10.20     1,475,000              1,390,188
Advanstar
 Term Loan
 06-01-14                              7.45     2,917,688              2,764,509
American Media
 Term Loan
 01-30-13                              8.80     2,000,000              1,965,000
CanWest Media
 Term Loan
 07-10-12                              7.54     1,471,313(c)           1,452,921
Citadel Communications
 Tranche B Term Loan
 06-08-14                         6.39-6.83     2,325,000              2,220,375
CMP Susquehanna
 Term Loan
 05-05-13                         6.85-7.39     2,933,697              2,823,682
Cumulus
 Tranche B Term Loan
 06-11-14                         6.50-7.45     1,820,770              1,789,471
CW Media Holdings
 Tranche B Term Loan
 03-21-15                              8.50     2,800,000              2,793,000
Deluxe Communications
 Tranche A Credit Linked Deposit
 05-11-13                              5.10        35,433                 34,282
Deluxe Communications
 Tranche B Term Loan
 05-11-13                              7.45       766,609                741,694
Deluxe Communications
 Tranche C Term Loan
 05-11-13                              7.61        70,866                 68,563
Emmis Operating
 Tranche B Term Loan
 11-01-13                         7.17-7.20       702,525                684,709
F&W Publications
 Term Loan
 08-05-12                              7.61     2,252,583              2,207,531
F&W Publications
 2nd Lien Term Loan
 03-12-13                              9.49     1,294,283              1,268,397
Gate House Media
 1st Lien Term Loan
 08-28-14                              7.97     1,975,000              1,834,281
Gate House Media
 Delayed Draw Term Loan
 08-27-14                         7.25-7.51       665,761                619,158
Gate House Media
 Term Loan
 08-27-14                              7.51     1,784,239              1,657,112

SENIOR LOANS (CONTINUED)
                                  COUPON      PRINCIPAL
BORROWER                           RATE        AMOUNT                   VALUE(A)
MEDIA NON CABLE (CONT.)
Gray Television
 Term Loan
 12-31-14                              6.73%    $2,975,000            $2,859,718
Idearc
 Term Loan
 11-17-14                              7.20     2,630,125              2,588,701
Intelsat
 Term Loan
 02-01-14                              7.86     2,175,000(c)           2,147,813
Lamar Media
 Tranche F Incremental Term Loan
 03-31-14                         6.31-6.69     1,150,000              1,138,500
Lodgenet Entertainment
 Tranche B Term Loan
 03-25-14                              7.20     2,867,813              2,814,041
Media News Group
 1st Lien Term Loan
 TBD                                    TBD       500,000(b,j)           472,813
Media News Group
 Tranche C Term Loan
 06-27-13                              7.14       444,375                423,823
NEP Broadcasting LLC
 Term Loan
 02-16-14                              7.45     1,343,246              1,276,084
NextMedia Operating
 2nd Lien Term Loan
 11-15-13                              9.36       500,000                470,000
NextMedia Operating
 Delayed Draw Term Loan
 11-15-12                              7.12       127,996                121,596
NextMedia Operating
 Term Loan
 11-15-12                              7.05       287,992                275,032
Nielsen Finance VNU
 Tranche B Term Loan
 08-09-13                              7.36     2,450,254              2,386,547
PanAmSat
 Tranche B2 Term Loan
 02-06-14                              7.12     2,039,400              2,012,643
Penton Media
 2nd Lien Term Loan
 02-01-14                              9.98     1,700,000              1,585,250
Penton Media
 Tranche B Term Loan
 02-01-13                         7.23-7.45       547,250                515,783
Philadelphia Newspapers LLC
 Tranche B Term Loan
 06-29-13                              8.75     2,619,726              2,383,951
Reader's Digest Assn
 Tranche B Term Loan
 02-21-14                         7.38-7.58     1,616,885              1,525,256
Revolution Studios
 2nd Lien Term Loan
 06-21-15                             11.76       525,000                514,500
Revolution Studios
 Tranche B Term Loan
 12-21-14                         8.51-8.53       991,449                981,535
RH Donnelly
 Tranche D2 Term Loan
 06-30-11                         6.63-7.22       826,158                813,534
Riverdeep Interactive Learning
 Term Loan
 12-20-13                              7.95     1,986,969              1,970,994

SENIOR LOANS (CONTINUED)
                                  COUPON      PRINCIPAL
BORROWER                           RATE        AMOUNT                   VALUE(A)
MEDIA NON CABLE (CONT.)
Spanish Broadcasting System
 Tranche B Term Loan
 06-10-12                              6.95%    $3,460,806            $3,274,787
Star Tribune
 1st Lien Term Loan
 02-26-14                              7.45     1,492,500              1,238,775
Star Tribune
 2nd Lien Term Loan
 02-26-15                             11.20     2,100,000              1,190,007
Tribune Company
 Term Loan
 05-30-14                              8.24     3,615,938              3,356,999
Van Wagner
 Delayed Draw Term Loan
 07-28-13                         8.13-8.24       280,000                275,800
 TBD                                    TBD       720,000(b,i,j)         709,200
Wenner Media LLC
 Term Loan
 10-02-13                              6.95     1,900,000              1,862,000
Yell Finance
 Tranche B1 Term Loan
 10-29-12                              6.75     1,575,000              1,551,375
Zuffa
 Term Loan
 06-19-15                              7.56       972,563                880,169
                                                                 ---------------
Total                                                                 69,932,099
--------------------------------------------------------------------------------

METALS (1.7%)
Aleris Intl
 Term Loan
 12-19-13                              7.06     3,177,244              3,021,560
Algoma Steel
 Term Loan
 06-28-13                              8.09       972,563(c)             933,660
Edgen Murray
 1st Lien Term Loan
 05-14-14                              8.13       919,563                880,481
Edgen Murray
 2nd Lien Term Loan
 05-14-15                             11.63     1,000,000                975,000
Edgen Murray
 Tranche B 1st Lien Term Loan
 05-14-14                         8.09-8.13     1,250,000              1,218,750
Mueller Group
 Term Loan
 05-24-14                         6.50-6.95     1,553,799              1,525,955
Noranda Aluminum
 Term Loan
 05-18-14                              7.51       614,438                600,613
Novelis Canada
 Term Loan
 07-10-14                              7.20       537,715(c)             521,583
Novelis
 Term Loan
 07-10-14                              7.20     1,182,973(c)           1,147,483
                                                                 ---------------
Total                                                                 10,825,085
--------------------------------------------------------------------------------

OIL FIELD SERVICES (1.3%)
DHS Drilling
 Delayed Draw Term Loan
 05-04-12                              8.38        57,000                 54,720

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 6 RIVERSOURCE FLOATING RATE FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

SENIOR LOANS (CONTINUED)
                                  COUPON      PRINCIPAL
BORROWER                           RATE        AMOUNT                   VALUE(A)
OIL FIELD SERVICES (CONT.)
DHS Drilling
Tranche B Term Loan
 05-04-12                              8.39%      $740,000              $710,400
Dresser
 1st Lien Term Loan
 05-04-14                         7.32-8.01     1,756,909              1,723,527
Dresser
 2nd Lien Term Loan
 05-04-15                             11.13     2,300,000              2,236,750
Key Energy Group
 Tranche C Term Loan
 06-30-12                         7.25-7.86     3,002,753              2,983,986
Venoco
 2nd Lien Term Loan
 05-11-14                              9.13       900,000                891,000
                                                                 ---------------
Total                                                                  8,600,383
--------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.3%)
Ameritrade Holding
 Tranche B Term Loan
 01-22-13                              6.25       767,197                756,809
JG Wentworth
 Term Loan
 04-14-14                              7.61     1,350,000              1,284,188
                                                                 ---------------
Total                                                                  2,040,997
--------------------------------------------------------------------------------

OTHER INDUSTRY (0.5%)
Alliance Laundry
 Term Loan
 01-27-12                         7.67-7.86     2,896,497              2,874,774
Education Mgmt LLC
 Tranche C Term Loan
 05-28-13                              7.00       342,572                331,928
                                                                 ---------------
Total                                                                  3,206,702
--------------------------------------------------------------------------------

OTHER UTILITY (0.2%)
BRSP LLC
 Term Loan
 07-12-09                              8.38     1,393,993              1,387,023
--------------------------------------------------------------------------------

PACKAGING (2.6%)
Bluegrass Container
 1st Lien Delayed Draw Term Loan
 06-30-13                         7.00-7.45     1,709,028              1,697,064
Bluegrass Container
 2nd Lien Delayed Draw Term Loan
 12-30-13                              9.75       121,212                121,515
Bluegrass Container
 2nd Lien Term Loan
 12-30-13                              9.75       378,788                379,500
Bluegrass Container
 Term Loan
 06-30-13                         7.00-7.45       769,697                764,309
BWAY
 Term Loan
 07-17-13                              7.19     1,115,132              1,098,405
Consolidated Container
 Term Loan
 03-23-14                         7.04-7.23     2,835,750              2,651,426
Crown Americas LLC
 Term Loan
 11-15-12                              7.31       495,000                490,050

SENIOR LOANS (CONTINUED)
                                  COUPON      PRINCIPAL
BORROWER                           RATE        AMOUNT                   VALUE(A)
PACKAGING (CONT.)
Crown Americas LLC
 Tranche 1 Term Loan
 11-15-12                              7.31%      $198,000              $196,020
Graham Packaging LP
 Tranche B Term Loan
 10-07-11                         7.50-8.00     3,159,125              3,093,195
Graphic Packaging Intl
 Term Loan
 05-16-14                         7.23-7.51     2,437,750              2,421,490
SCA Packaging
 2nd Lien Term Loan
 02-28-15                             10.63       850,000                799,000
SCA Packaging
 Term Loan
 03-08-14                              7.88     1,119,375              1,069,003
Solo Cup
 Tranche B1 Term Loan
 02-27-11                        8.45-10.25       346,785                345,197
 TBD                                    TBD     1,874,852(b,j)         1,866,265
                                                                 ---------------
Total                                                                 16,992,439
--------------------------------------------------------------------------------

PAPER (1.1%)
Appleton Papers
 Term Loan
 06-05-14                         6.95-7.11       274,313                263,170
Boise Cascade LLC
 Delayed Draw Term Loan
 05-03-14                              6.72       580,952                576,595
Boise Cascade LLC
 Tranche E Term Loan
 05-03-14                         6.28-6.72     2,581,078              2,556,893
Georgia-Pacific
 Tranche B2 Term Loan
 12-29-12                         6.95-7.47       138,900                135,389
NewPage
 Tranche B Term Loan
 05-02-11                         7.37-7.48     1,118,299              1,111,309
Smurfit Stone Container Enterprises
 Credit Linked Deposit
 11-01-10                              5.22     1,493,200              1,474,908
Smurfit Stone Container Enterprises
 Tranche B Term Loan
 11-01-11                         7.13-7.63       101,628                100,358
Smurfit Stone Container Enterprises
 Tranche C Term Loan
 11-01-11                         7.19-7.63       220,335                217,777
Smurfit Stone Container Enterprises
 Tranche C1 Term Loan
 11-01-11                              7.19       701,312                694,081
                                                                 ---------------
Total                                                                  7,130,480
--------------------------------------------------------------------------------

PHARMACEUTICALS (0.2%)
Pharmaceutical Tech
 Term Loan
 04-10-14                              7.45     1,446,375              1,387,320
--------------------------------------------------------------------------------

PROPERTY & CASUALTY (0.2%)
USI Holdings
 Term Loan
 05-04-14                              7.95     1,596,000              1,544,130
--------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                  COUPON      PRINCIPAL
BORROWER                           RATE        AMOUNT                   VALUE(A)

RAILROADS (0.2%)
Kansas City Southern Railway
 Tranche B Term Loan
 04-28-13                         6.57-6.90%    $1,124,365            $1,100,945
--------------------------------------------------------------------------------

REFINING (0.7%)
Big West Oil LLC
 Delayed Draw Term Loan
 TBD                                    TBD     1,320,000(b,i,j)       1,290,300
Big West Oil LLC
 Term Loan
 05-11-14                              7.45     1,074,000              1,049,835
Western Refining
 Term Loan
 05-30-14                              6.57     2,223,000              2,177,851
                                                                 ---------------
Total                                                                  4,517,986
--------------------------------------------------------------------------------

REITS (0.6%)
Capital Automotive
 Term Loan
 12-16-10                              6.88     2,190,622              2,160,260
Realogy
 Letter of Credit
 10-03-13                              8.12       440,152                408,918
Realogy
 Tranche B Term Loan
 10-03-13                              8.24     1,630,761              1,514,831
                                                                 ---------------
Total                                                                  4,084,009
--------------------------------------------------------------------------------

RESTAURANTS (1.5%)
Buffets
 Letter of Credit
 11-01-11                              8.11       233,333                210,467
Buffets
 Term Loan
 11-01-13                              8.54     1,753,417              1,581,582
Burger King
 Tranche B1 Term Loan
 06-30-12                              6.75     1,098,716              1,084,850
Cracker Barrel
 Delayed Draw Term Loan
 05-03-13                         6.86-8.25       865,656                841,850
Cracker Barrel
 Tranche B Term Loan
 04-27-13                              6.86     1,491,655              1,448,144
Dennys
 Letter of Credit
 06-15-12                              5.02       193,333                190,917
Dennys
 Tranche B Term Loan
 06-15-12                         7.11-7.51       990,901                978,514
El Pollo Loco
 Tranche B Term Loan
 11-18-11                              7.70       794,837                776,953
OSI Restaurant Partners
 Prefunded Revolver Term Loan
 06-14-13                              5.52       143,453                137,782
OSI Restaurant Partners
 Tranche B Term Loan
 06-14-14                              7.06     1,867,545              1,794,599
Sbarro
 Tranche B Term Loan
 01-31-14                              7.88       796,000                770,130
                                                                 ---------------
Total                                                                  9,815,788
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 7 RIVERSOURCE FLOATING RATE FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

SENIOR LOANS (CONTINUED)
                                  COUPON      PRINCIPAL
BORROWER                           RATE        AMOUNT                   VALUE(A)

RETAILERS (5.1%)
Buhrmann
 Tranche D1 Term Loan
 12-31-10                         6.96-7.58%    $2,974,450            $2,937,269
Center Cut Hospitality
 Term Loan
 07-16-14                              7.50       698,250                691,268
CSK Auto
 Term Loan
 08-04-12                              8.75       519,770                514,572
Eddie Bauer
 Term Loan
 04-04-14                              8.38     2,761,125              2,719,708
General Nutrition Centers
 Term Loan
 09-16-13                              7.48     2,164,125              2,088,381
Gregg Appliances
 Term Loan
 06-28-13                         7.22-7.34       773,063                746,005
Jetro Holdings
 Term Loan
 07-12-14                              7.74     1,428,906              1,400,328
Michaels Stores
 Term Loan
 10-31-13                         7.38-7.69     5,361,495              5,110,470
Neiman Marcus
 Tranche B Term Loan
 04-27-13                              7.45     1,646,667              1,617,372
Orchard Supply Hardware
 Tranche B Term Loan
 12-21-13                              7.50     1,782,000              1,755,270
Pantry
 Delayed Draw Term Loan
 TBD                                    TBD       327,778(b,i,j)         317,535
Pantry
 Term Loan
 05-15-14                              6.51     1,144,354              1,108,593
Pep Boys-Manny Moe & Jack
 Term Loan
 10-27-13                              7.54       769,188                757,650
PETCO Animal Supplies
 Term Loan
 10-26-13                         7.45-7.61       272,971                266,660
Rent-A-Center
 Tranche B Term Loan
 06-30-12                         7.14-7.46       713,782                704,860
Rite Aid
 Tranche B Term Loan
 06-07-14                         6.63-6.88     3,550,000              3,447,938
Sally Holdings
 Tranche B Term Loan
 11-16-12                              8.01       876,038                861,434
Smart & Final
 Delayed Draw Term Loan
 05-31-14                         8.15-8.20     1,050,452              1,018,939
Smart & Final
 Term Loan
 05-31-14                              8.54     1,555,982              1,509,303
Sport Authority
 Term Loan
 05-03-13                              7.45     2,221,875              2,094,117

SENIOR LOANS (CONTINUED)
                                  COUPON      PRINCIPAL
BORROWER                           RATE        AMOUNT                   VALUE(A)
RETAILERS (CONT.)
Yankee Acquisition
 Tranche B Term Loan
 02-06-14                              7.20%    $1,517,375            $1,474,706
                                                                 ---------------
Total                                                                 33,142,378
--------------------------------------------------------------------------------

SUPERMARKETS (0.3%)
Supervalu
 Tranche B Term Loan
 06-02-12                              6.62     2,171,887              2,148,061
--------------------------------------------------------------------------------

TECHNOLOGY (3.3%)
Acxiom
 Term Loan
 09-15-12                              6.80       589,333                582,703
Affiliated Computer Services
 Term Loan
 08-20-13                              6.82       884,250                870,199
Bearingpoint
 Letter of Credit
 05-31-12                              9.07     2,250,000              2,126,250
Freescale Semiconductor
 Term Loan
 12-01-13                              7.33     3,702,050              3,543,048
Infor Enterprises
 2nd Lien Term Loan
 03-02-14                       11.45-11.61       600,000                573,000
Infor Global Solutions
 Delayed Draw Term Loan
 07-28-12                              8.95       339,429                329,246
Infor Global Solutions
 Term Loan
 07-28-12                              8.95       650,571                627,801
Information Resources
 Term Loan
 05-11-14                         6.64-7.25     2,244,174              2,171,238
Info-USA
 Term Loan
 02-14-12                              7.20     1,995,764              1,836,103
Metavante
 Tranche B Term Loan
 TBD                                    TBD     1,350,000(b,j)         1,316,250
Reynolds
 1st Lien Term Loan
 10-26-12                              7.20     1,145,524              1,118,318
Sabre
 Term Loan
 09-29-14                              7.36     1,166,169              1,105,913
Sensata Technologies
 Term Loan
 04-27-13                         6.64-6.76     1,482,487              1,438,013
SunGard Data Systems
 Tranche B Term Loan
 02-26-14                              7.36     2,679,750              2,639,179
VeriFone
 Tranche B Term Loan
 10-28-13                         6.56-6.71       519,750                511,954
Verint Systems
 Term Loan
 05-29-14                              8.11     1,079,231              1,049,552
                                                                 ---------------
Total                                                                 21,838,767
--------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                  COUPON      PRINCIPAL
BORROWER                           RATE        AMOUNT                   VALUE(A)

TEXTILE (1.5%)
Hanesbrands
 Tranche B Term Loan
 09-05-13                         6.61-6.82%    $3,202,770            $3,161,293
Levi Strauss & Co
 Term Loan
 03-31-14                              7.57     2,700,000              2,511,000
St. John Knits
 Term Loan
 03-23-12                              8.20     2,101,630              2,070,106
William Carter
 Tranche B Term Loan
 07-14-12                         6.25-6.46     1,913,416              1,879,128
                                                                 ---------------
Total                                                                  9,621,527
--------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.2%)
Hertz
 Synthetic Letter of Credit
 12-21-12                              5.24       223,009                219,330
Hertz
 Tranche B Term Loan
 12-21-12                         6.86-7.00     1,239,509              1,218,598
                                                                 ---------------
Total                                                                  1,437,928
--------------------------------------------------------------------------------

WIRELESS (2.3%)
Cellular South
 Delayed Draw Term Loan
 TBD                                    TBD       468,750(b,i,j)         459,375
Cellular South
 Term Loan
 05-29-14                         6.57-8.50     1,402,734              1,374,680
Centennial Communication
 Term Loan
 02-04-11                         7.20-7.54     1,423,594              1,400,816
Consolidated Communications
 Tranche D Term Loan
 10-14-11                              6.95     1,506,625              1,496,275
Cricket Communications
 Tranche B Term Loan
 06-16-13                              7.45     1,481,250              1,460,424
Crown Castle Intl
 Term Loan
 01-09-14                         6.64-6.73     1,069,625              1,043,419
Hawaiian Telecom
 Tranche C Term Loan
 06-01-14                              7.45     1,571,063              1,532,901
Ntelos
 Tranche B Term Loan
 08-24-11                              7.01     1,765,868              1,744,536
PAETEC Communications
 1st Lien Term Loan
 06-12-12                              7.25       644,293                638,656
Trilogy Intl Partners
 Term Loan
 06-29-12                              8.70     4,000,000              3,959,999
                                                                 ---------------
Total                                                                 15,111,081
--------------------------------------------------------------------------------

WIRELINES (2.3%)
Alaska Communications System
 Term Loan
 02-01-12                              6.95     2,580,000              2,519,809
Cincinnati Bell
 Tranche B Term Loan
 08-31-12                         6.32-7.23     1,935,521              1,898,417

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 8 RIVERSOURCE FLOATING RATE FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

SENIOR LOANS (CONTINUED)
                                  COUPON      PRINCIPAL
BORROWER                           RATE        AMOUNT                   VALUE(A)
WIRELINES (CONT.)
Iowa Telecommunications
Term Loan
 11-23-11                         6.95-7.23%    $2,000,000            $1,970,000
Level 3 Communications
 Tranche B Term Loan
 03-13-14                              7.49     1,725,000              1,677,563
Time Warner Telecom
 Tranche B Term Loan
 01-07-13                              6.82     4,105,281              4,023,175
Windstream
 Tranche B Term Loan
 07-21-13                              6.71     2,967,563              2,943,614
                                                                 ---------------
Total                                                                 15,032,578
--------------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $604,005,972)                                                $585,294,295
--------------------------------------------------------------------------------

BONDS (6.2%)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
ASSET-BACKED (0.4%)
Citibank Credit Card Issuance Trust
 Series 2006-B1 Cl B1
 03-07-11                            5.23%          $250,000(g)             $248,398
Residential Asset Securities
 Series 2007-KS3 Cl M1S
 04-25-37                            5.25          3,000,000(g)            2,693,970
                                                                     ---------------
Total                                                                      2,942,368
------------------------------------------------------------------------------------

MORTGAGE-BACKED (0.7%)(f)
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
 01-19-36                            5.36            478,332(e)              459,748
Merrill Lynch Alternative Note Asset
 Collateralized Mtge Obligation
 Series 2007-OAR1 Cl A1
 02-25-37                            5.04          4,486,289(g)            4,341,710
                                                                     ---------------
Total                                                                      4,801,458
------------------------------------------------------------------------------------

AUTOMOTIVE (0.2%)
Ford Motor Credit LLC
 04-15-12                            9.69          1,000,000(g)            1,009,497
------------------------------------------------------------------------------------

BROKERAGE (0.2%)
Lehman Brothers Holdings
 Sr Nts
 03-23-09                            5.28          1,000,000(g)              991,510
Nuveen Investments
 Sr Nts
 11-15-15                           10.50            180,000(b,d)            181,800
                                                                     ---------------
Total                                                                      1,173,310
------------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)

BUILDING MATERIALS (0.4%)
Ainsworth Lumber
 04-01-13                            9.20%          $500,000(c,g)           $370,625
CPG Intl I
 Sr Unsecured
 07-01-12                           12.13          2,000,000(g)            2,000,000
                                                                     ---------------
Total                                                                      2,370,625
------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (0.6%)
ESCO
 12-15-13                            9.57          2,000,000(d,g)          2,000,000
General Cable
 04-01-15                            7.61          1,915,000(g)            1,891,063
                                                                     ---------------
Total                                                                      3,891,063
------------------------------------------------------------------------------------

ENTERTAINMENT (0.2%)
Universal City Florida Holding I/II
 Sr Nts
 05-01-10                           10.11          1,000,000(g)            1,022,500
------------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.2%)
Aramark
 02-01-15                            8.86          1,500,000(g)            1,507,500
------------------------------------------------------------------------------------

GAMING (0.3%)
Snoqualmie Entertainment Authority
 Secured
 02-01-14                            9.06          2,000,000(d,g)          1,927,500
Wheeling Island Gaming
 12-15-09                           10.13            250,000                 249,375
                                                                     ---------------
Total                                                                      2,176,875
------------------------------------------------------------------------------------

HEALTH CARE (0.2%)
Select Medical
 Sr Unsecured
 09-15-15                           11.26          1,500,000(g)            1,365,000
------------------------------------------------------------------------------------

INDEPENDENT ENERGY (0.7%)
Anadarko Petroleum
 Sr Unsecured
 09-15-09                            6.09          5,000,000(g)            4,978,495
------------------------------------------------------------------------------------

MEDIA NON CABLE (0.3%)
Intelsat Bermuda
 01-15-15                            8.89          2,000,000(c,g)          2,030,000
------------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)

PACKAGING (0.2%)
Berry Plastics Holding
 Secured
 09-15-14                            9.57%        $1,000,000(g)           $1,002,500
------------------------------------------------------------------------------------

TECHNOLOGY (0.2%)
NXP Funding LLC
 Secured
 10-15-13                            7.99          1,440,000(c,g)          1,364,400
------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.7%)
ERAC USA Finance
 04-30-09                            5.23          4,850,000(d,g)          4,824,765
------------------------------------------------------------------------------------

WIRELESS (0.4%)
Centennial Communications
 Sr Nts
 01-01-13                           10.98          1,000,000(g)            1,030,000
iPCS
 Secured
 05-01-13                            7.48          1,375,000(g)            1,340,625
                                                                     ---------------
Total                                                                      2,370,625
------------------------------------------------------------------------------------

WIRELINES (0.3%)
Level 3 Financing
 02-15-15                            9.15          1,500,000(g)            1,353,750
Qwest Communications Intl
 02-15-09                            9.06            584,000(g)              586,920
                                                                     ---------------
Total                                                                      1,940,670
------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $41,531,436)                                                      $40,771,651
------------------------------------------------------------------------------------

MONEY MARKET FUND (6.5%)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund                  42,387,116(l)          $42,387,116
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $42,387,116)                                                      $42,387,116
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $687,924,524)(m)                                                 $668,453,062
====================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2007.

(b) At Oct. 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $18,573,072.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Oct. 31, 2007, the value of foreign securities represented 4.0% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2007, the value of these securities amounted to $8,934,065 or 1.4% of net assets.

(e) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2007.

--------------------------------------------------------------------------------

 9 RIVERSOURCE FLOATING RATE FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single-and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2007.

(h) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(i) At Oct. 31, 2007, the Fund had unfunded senior loan commitments pursuant to the term of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                      UNFUNDED
BORROWER                                                             COMMITMENT
-------------------------------------------------------------------------------
Advance Food                                                           $255,556
Big West Oil LLC                                                      1,320,000
Cannery Casino Resorts                                                  684,646
Cellular South                                                          464,182
Community Health Systems                                                247,486
Fender Musical Instruments                                              566,667
Fontainebleau Las Vegas                                                 931,000
Golden Nugget                                                         1,163,636
Goodyear Engineered Product                                             149,250
Greektown Casino LLC                                                    300,000
IASIS Healthcare                                                        394,535
inVentiv Health                                                          57,143
Isle of Capri Casinos                                                   264,706
NRG Energy                                                              975,000
Pantry                                                                  327,778
Telesat                                                                 127,328
Univision                                                               244,943
Van Wagner                                                              720,000
Venetian Casino Resort                                                  730,000
-------------------------------------------------------------------------------
Total                                                                $9,923,856
-------------------------------------------------------------------------------

(j) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(k) The borrower filed for protection under Chapter 11 of the U.S. Federal bankruptcy code.

(l) Affiliated Money Market Fund - The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(m) At Oct. 31, 2007, the cost of securities for federal income tax purposes was approximately $687,925,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                  $183,000
Unrealized depreciation                                               (19,655,000)
---------------------------------------------------------------------------------
Net unrealized depreciation                                          $(19,472,000)
---------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 10 RIVERSOURCE FLOATING RATE FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverSource Bond Series, Inc.
(Registrant)


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date December 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date December 27, 2007


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date December 27, 2007